As filed with the Securities and Exchange Commission on August 19, 2009

File Nos. 033-155395

811-22250

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒

Post-Effective Amendment No. 5	☒
and

Registration Statement Under the Investment Company Act of 1940	☒

Amendment No. 7	☒

PIMCO ETF Trust

(Exact Name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including area code:

(866) 746-2606

Robert W. Helm, Esq. Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, California 92660

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 5 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) on Form N-1A (File No. 033-155395) (the “Amendment”) is being filed pursuant to Rule 485(b) to register PIMCO 1-5 Year U.S. TIPS Index Fund, PIMCO 3-7 Year U.S. Treasury Index Fund, PIMCO 7-15 Year U.S. Treasury Index Fund, PIMCO 15+ Year U.S. TIPS Index Fund, PIMCO 15+ Year U.S. Treasury Index Fund, and PIMCO Broad U.S. TIPS Index Fund. This Amendment does not affect the currently effective prospectus and statement of additional information for the other series of the Trust’s shares.

PIMCO Funds

Prospectus

AUGUST 19, 2009

Index Exchange-Traded Funds

PIMCO

ETF

Trust

TREASURY

PIMCO 3-7 Year U.S. Treasury Index Fund

PIMCO 7-15 Year U.S. Treasury Index Fund

PIMCO 15+ Year U.S. Treasury Index Fund

TREASURY INFLATION PROTECTED SECURITIES (TIPS)

PIMCO 1-5 Year U.S. TIPS Index Fund

PIMCO 15+ Year U.S. TIPS Index Fund

PIMCO Broad U.S. TIPS Index Fund

This cover is not part of the Prospectus.

Prospectus

PIMCO ETF Trust

August 19, 2009

This prospectus describes 6 exchange-traded funds (the “Funds”) offered by PIMCO ETF Trust (the “Trust”). The Funds provide access to the professional investment advisory services offered by Pacific Investment Management Company LLC (“PIMCO”). As of June 30, 2009, PIMCO managed approximately $841 billion in assets.

Shares of the Funds will be listed and traded at market prices on NYSE Arca, Inc. and other secondary markets. The market price for a Fund’s shares may be different from the Fund’s net asset value (“NAV”). The Funds issue and redeem shares at their respective NAV only in blocks of 80,000 or 100,000 shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from a Fund at NAV.

Each Fund invests in a particular segment of the securities markets and seeks to track the performance of an index that is not representative of the broader securities markets. An investment in a particular Fund alone should not constitute an entire investment program. This prospectus explains what you should know about the Funds before you invest. Please read it carefully.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1	PIMCO ETF Trust

Prospectus	2

Summary Information

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership of a fund which owns an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. Shares of each Fund will be listed and traded at market prices on NYSE Arca, Inc. (“NYSE Arca”) and other secondary markets. The table below describes certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5. Following the table are certain key concepts which are used throughout the prospectus.

Category	Fund	Main Investments
Treasury	3-7 Year U.S. Treasury Index	Intermediate maturity Fixed Income Instruments
	7-15 Year U.S. Treasury Index	Intermediate and long-term maturity Fixed Income Instruments
	15+ Year U.S. Treasury Index	Long-term maturity Fixed Income Instruments
TIPS	1-5 Year U.S. TIPS Index	Inflation-indexed short-term and intermediate maturity Fixed Income Instruments
	15+ Year U.S. TIPS Index	Inflation-indexed long-term maturity Fixed Income Instruments
	Broad U.S. TIPS Index	Inflation-indexed Fixed Income Instruments

Fixed Income Instruments	“Fixed Income Instruments,” as used generally in this prospectus, includes:

•	securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises (“U.S. Government Securities”);
•	inflation-indexed bonds issued by governments;
•	bank certificates of deposit, fixed time deposits and bankers’ acceptances; and
•	repurchase agreements on Fixed Income Instruments and reverse repurchase agreements on Fixed Income Instruments.

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

The Funds may invest in derivatives based on Fixed Income Instruments.

Duration	Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point.

3	PIMCO ETF Trust

Summary Information (continued)

Fund Descriptions, Performance, Fees and Disclosure of Portfolio Holdings	The Funds provide a range of investment choices. The following summaries identify each Fund’s investment objective, principal investments and strategies, principal risks, performance information (once available) and fees and expenses. A more detailed “Summary of Principal Risks” describing principal risks of investing in the Funds begins after the Fund Summaries. Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other funds for which PIMCO acts as investment adviser, including funds with names, investment objectives and policies similar to the Funds.

Please see “Disclosure of Portfolio Holdings” in the Statement of Additional Information for information about the availability of the complete schedule of each Fund’s holdings. The holdings of each Fund can be found at www.pimcoetfs.com. Fund fact sheets provide additional information regarding a Fund and may be requested by calling 1-888-400-4ETF (1-888-400-4383).

It is possible to lose money on investments in the Funds.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	4

PIMCO 3-7 Year U.S. Treasury Index Fund	Ticker Symbol: FIVZ CUSIP: 72201R601

Principal Investments and Strategies	Investment Objective To provide total return that closely corresponds, before fees and expenses, to the total return of The Merrill Lynch 3-7 Year US Treasury IndexSM.	Underlying Index The Merrill Lynch 3-7 Year US Treasury IndexSM Underlying Index Duration[1] 4.36 years	Fund Focus Intermediate maturity Fixed Income Instruments Dividend Frequency Declared and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The Merrill Lynch 3-7 Year US Treasury IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. The average portfolio duration of this Fund will closely correspond to the duration of its Underlying Index, which as of July 31, 2009 was 4.36 years.

The Underlying Index is an unmanaged index comprised of U.S. dollar denominated sovereign debt securities publicly issued by the U.S. Treasury having a maturity of at least 3 years and less than 7 years. As of July 31, 2009, there were 50 issues in the Underlying Index. The securities in the Underlying Index have a minimum $1 billion of outstanding face value, have 3 to 7 years remaining to maturity, are fixed-rate and are non-convertible. Bills, inflation-linked debt and strips are excluded from the Underlying Index; however, original issue zero coupon bonds are included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. The Underlying Index is capitalization-weighted and the composition of Component Securities is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month Libid rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.

PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates each of the Component Securities of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates.

[1]	Underlying Index information is as of July 31, 2009.

5	PIMCO ETF Trust

PIMCO 3-7 Year U.S. Treasury Index Fund (continued)

Principal Risks	The principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return, are:

Market Trading Risk:  the risk that an active secondary trading market for Fund shares does not develop or continue, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s NAV

Interest Rate Risk:  the risk that fixed income securities will decline in value because of increases in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk:  the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk:  the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular sectors

Liquidity Risk:  the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell the illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk:  the risks of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Leveraging Risk:  the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management and Tracking Error Risk:  the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not correlate to the Underlying Index

Indexing Risk:  the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index

Please see “Summary of Principal Risks” below for a more complete description of these and other risks associated with an investment in the Fund.

Performance Information	The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Returns Table is included.

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)

None(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.15%
Distribution and/or Service (12b-1) Fees(2)	None
Other Expenses(3)	1.00%
Total Annual Fund Operating Expenses	1.15%
Expense Reduction(4)	(1.00)%
Net Annual Fund Operating Expenses	0.15%

(1)

Authorized Participants may be charged a $500 creation/redemption transaction fee and an additional variable charge as a percentage of the cash amount invested. See “Creations and Redemptions—Transaction Fees” for more information.

(2)

The Fund has adopted a Distribution and Servicing (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee of up to 0.25%. However, no such fee is currently authorized to be paid by the Fund. See “Creations and Redemptions—Distribution and Servicing Plan” for more information.

(3)	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.
(4)

PIMCO has contractually agreed, through October 31, 2010, to waive its management fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% (the “Expense Limit”) of the Fund’s average net assets. Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other funds. The Examples assume that you invest $10,000 for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Year 1	Year 3
$15	$48

Prospectus	6

PIMCO 7-15 Year U.S. Treasury Index Fund	Ticker Symbol: TENZ CUSIP: 72201R700

Principal Investments and Strategies	Investment Objective To provide total return that closely corresponds, before fees and expenses, to the total return of The Merrill Lynch 7-15 Year US Treasury IndexSM .	Underlying Index The Merrill Lynch 7-15 Year US Treasury IndexSM Underlying Index Duration[1] 7.46 years	Fund Focus Intermediate and long-term maturity Fixed Income Instruments Dividend Frequency Declared and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The Merrill Lynch 7-15 Year US Treasury IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. The average portfolio duration of this Fund will closely correspond to the duration of its Underlying Index, which as of July 31, 2009 was 7.46 years.

The Underlying Index is an unmanaged index comprised of U.S. dollar denominated sovereign debt securities publicly issued by the U.S. Treasury having a maturity of at least 7 years and less than 15 years. As of July 31, 2009, there were 30 issues in the Underlying Index. The securities in the Underlying Index have a minimum $1 billion of outstanding face value, have 7 to 15 years remaining to maturity, are fixed-rate and are non-convertible. Bills, inflation-linked debt and strips are excluded from the Underlying Index; however, original issue zero coupon bonds are included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. The Underlying Index is capitalization-weighted and the composition of Component Securities is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month Libid rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.

PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates each of the Component Securities of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates.

[1]	Underlying Index information is as of July 31, 2009.

7	PIMCO ETF Trust

PIMCO 7-15 Year U.S. Treasury Index Fund (continued)

Principal Risks	The principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return, are:

Market Trading Risk:  the risk that an active secondary trading market for Fund shares does not develop or continue, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s NAV

Interest Rate Risk:  the risk that fixed income securities will decline in value because of increases in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk:  the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk:  the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular sectors

Liquidity Risk:  the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell the illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk:  the risks of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Leveraging Risk:  the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management and Tracking Error Risk:  the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not correlate to the Underlying Index

Indexing Risk:  the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index

Please see “Summary of Principal Risks” below for a more complete description of these and other risks associated with an investment in the Fund.

Performance Information	The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Returns Table is included.

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)

None(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.15%
Distribution and/or Service (12b-1) Fees(2)	None
Other Expenses(3)	0.10%
Total Annual Fund Operating Expenses	0.25%
Expense Reduction(4)	(0.10)%
Net Annual Fund Operating Expenses	0.15%

(1)

Authorized Participants may be charged a $500 creation/redemption transaction fee and an additional variable charge as a percentage of the cash amount invested. See “Creations and Redemptions—Transaction Fees” for more information.

(2)

The Fund has adopted a Distribution and Servicing (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee of up to 0.25%. However, no such fee is currently authorized to be paid by the Fund. See “Creations and Redemptions—Distribution and Servicing Plan” for more information.

(3)	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.
(4)

PIMCO has contractually agreed, through October 31, 2010, to waive its management fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% (the “Expense Limit”) of the Fund’s average net assets. Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other funds. The Examples assume that you invest $10,000 for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Year 1	Year 3
$15	$48

Prospectus	8

PIMCO 15+ Year U.S. Treasury Index Fund	Ticker Symbol: N/A CUSIP: 72201R809

Principal Investments and Strategies	Investment Objective To provide total return that closely corresponds, before fees and expenses, to the total return of The Merrill Lynch 15+ Year US Treasury IndexSM .	Underlying Index The Merrill Lynch 15+ Year US Treasury IndexSM Underlying Index Duration[1] 13.49 years	Fund Focus Long-term maturity Fixed Income Instruments Dividend Frequency Declared and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The Merrill Lynch 15+ Year US Treasury IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. The average portfolio duration of this Fund will closely correspond to the duration of its Underlying Index, which as of July 31, 2009 was 13.49 years.

The Underlying Index is an unmanaged index comprised of U.S. dollar denominated sovereign debt securities publicly issued by the U.S. Treasury having a maturity of at least 15 years. As of July 31, 2009, there were 22 issues in the Underlying Index. The securities in the Underlying Index have a minimum $1 billion of outstanding face value, have at least 15 years remaining to maturity, are fixed-rate and are non-convertible. Bills, inflation-linked debt and strips are excluded from the Underlying Index; however, original issue zero coupon bonds are included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. The Underlying Index is capitalization-weighted and the composition of Component Securities is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month Libid rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.

PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates each of the Component Securities of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates.

[1]	Underlying Index information is as of July 31, 2009.

9	PIMCO ETF Trust

PIMCO 15+ Year U.S. Treasury Index Fund (continued)

Principal Risks	The principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return, are:

Market Trading Risk:  the risk that an active secondary trading market for Fund shares does not develop or continue, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s NAV

Interest Rate Risk:  the risk that fixed income securities will decline in value because of increases in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk:  the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk:  the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular sectors

Liquidity Risk:  the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell the illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk:  the risks of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Leveraging Risk:  the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management and Tracking Error Risk:  the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not correlate to the Underlying Index

Indexing Risk:  the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index

Please see “Summary of Principal Risks” below for a more complete description of these and other risks associated with an investment in the Fund.

Performance Information	The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Returns Table is included.

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)

None(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.15%
Distribution and/or Service (12b-1) Fees(2)	None
Other Expenses(3)	1.00%
Total Annual Fund Operating Expenses	1.15%
Expense Reduction(4)	(1.00)%
Net Annual Fund Operating Expenses	0.15%

(1)

Authorized Participants may be charged a $500 creation/redemption transaction fee and an additional variable charge as a percentage of the cash amount invested. See “Creations and Redemptions—Transaction Fees” for more information.

(2)

The Fund has adopted a Distribution and Servicing (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee of up to 0.25%. However, no such fee is currently authorized to be paid by the Fund. See “Creations and Redemptions—Distribution and Servicing Plan” for more information.

(3)	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.
(4)

PIMCO has contractually agreed, through October 31, 2010, to waive its management fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% (the “Expense Limit”) of the Fund’s average net assets. Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other funds. The Examples assume that you invest $10,000 for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Year 1	Year 3
$15	$48

Prospectus	10

PIMCO 1-5 Year U.S. TIPS Index Fund	Ticker Symbol: STPZ CUSIP: 72201R205

Principal Investments and Strategies	Investment Objective To provide total return that closely corresponds, before fees and expenses, to the total return of The Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM.	Underlying Index The Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM Underlying Index Average Maturity[1] 3.35 years	Fund Focus Inflation-indexed short-term and intermediate maturity Fixed Income Instruments Dividend Frequency Declared and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The Merrill Lynch 1-5 Year US Inflation-Linked Treasury IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of July 31, 2009 was 3.35 years.

The Underlying Index is an unmanaged index comprised of TIPS (Treasury Inflation Protected Securities) with a maturity of at least 1 year and less than 5 years. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to actual inflation (as measured by the Consumer Price Index, or CPI). Their payments are supported by the full faith and credit of the United States. The TIPS in the Underlying Index have a minimum $1 billion of outstanding face value, have 1 to 5 years remaining to maturity and have interest and principal payments tied to inflation. Original issue zero coupon bonds can be included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. As of July 31, 2009, there were 10 TIPS issues in the Underlying Index. The Underlying Index is capitalization-weighted and the composition of TIPS is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month Libid rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.

PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates each of the Component Securities of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in real interest rates and in the case of inflation-linked bonds, increased inflation.

[1]	Underlying Index information is as of July 31, 2009.

11	PIMCO ETF Trust

PIMCO 1-5 Year U.S. TIPS Index Fund (continued)

Principal Risks	The principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return, are:

Market Trading Risk:  the risk that an active secondary trading market for Fund shares does not develop or continue, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s NAV

Interest Rate Risk:  the risk that fixed income securities will decline in value because of increases in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Inflation-Indexed Security Risk:  the risks of investing in inflation-indexed securities, including that the value of an inflation-indexed security (such as TIPS) tends to decrease when real interest rates increase and increase when real interest rates decrease and interest payments on inflation-indexed securities will vary along with changes in the CPI.

Credit Risk:  the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk:  the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular sectors

Liquidity Risk:  the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell the illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk:  the risks of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Leveraging Risk:  the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management and Tracking Error Risk:  the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not correlate to the Underlying Index

Indexing Risk:  the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index

Please see “Summary of Principal Risks” below for a more complete description of these and other risks associated with an investment in the Fund.

Performance Information	The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Returns Table is included.

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)

None(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.20%
Distribution and/or Service (12b-1) Fees(2)	None
Other Expenses(3)	0.01%
Total Annual Fund Operating Expenses	0.21%
Expense Reduction(4)	(0.01)%
Net Annual Fund Operating Expenses	0.20%

(1)

Authorized Participants may be charged a $500 creation/redemption transaction fee and an additional variable charge as a percentage of the cash amount invested. See “Creations and Redemptions—Transaction Fees” for more information.

(2)

The Fund has adopted a Distribution and Servicing (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee of up to 0.25%. However, no such fee is currently authorized to be paid by the Fund. See “Creations and Redemptions—Distribution and Servicing Plan” for more information.

(3)	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.
(4)

PIMCO has contractually agreed, through October 31, 2010, to waive its management fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% (the “Expense Limit”) of the Fund’s average net assets. Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other funds. The Examples assume that you invest $10,000 for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Year 1	Year 3
$20	$64

Prospectus	12

PIMCO 15+ Year U.S. TIPS Index Fund	Ticker Symbol: LTPZ CUSIP: 72201R304

Principal Investments and Strategies	Investment Objective To provide total return that closely corresponds, before fees and expenses, to the total return of The Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM.	Underlying Index The Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM Underlying Index Average Maturity[1] 18.08 years	Fund Focus Inflation-indexed long-term maturity Fixed Income Instruments Dividend Frequency Declared and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The Merrill Lynch 15+ Year US Inflation-Linked Treasury IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of July 31, 2009 was 18.08 years.

The Underlying Index is an unmanaged index comprised of TIPS (Treasury Inflation Protected Securities) with a maturity of at least 15 years. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to actual inflation (as measured by the Consumer Price Index, or CPI). Their payments are supported by the full faith and credit of the United States. The TIPS in the Underlying Index have a minimum $1 billion of outstanding face value, have at least 15 years remaining to maturity and have interest and principal payments tied to inflation. Original issue zero coupon bonds can be included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. As of July 31, 2009, there were 8 TIPS issues in the Underlying Index. The Underlying Index is capitalization-weighted and the composition of TIPS is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month Libid rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.

PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates each of the Component Securities of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in real interest rates and in the case of inflation-linked bonds, increased inflation.

[1]	Underlying Index information is as of July 31, 2009.

13	PIMCO ETF Trust

PIMCO 15+ Year U.S. TIPS Index Fund (continued)

Principal Risks	The principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return, are:

Market Trading Risk:  the risk that an active secondary trading market for Fund shares does not develop or continue, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s NAV

Interest Rate Risk:  the risk that fixed income securities will decline in value because of increases in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Inflation-Indexed Security Risk:  the risks of investing in inflation-indexed securities, including that the value of an inflation-indexed security (such as TIPS) tends to decrease when real interest rates increase and increase when real interest rates decrease and interest payments on inflation-indexed securities will vary along with changes in the CPI.

Credit Risk:  the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk:  the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular sectors

Liquidity Risk:  the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell the illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk:  the risks of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Leveraging Risk:  the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management and Tracking Error Risk:  the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not correlate to the Underlying Index

Indexing Risk:  the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index

Please see “Summary of Principal Risks” below for a more complete description of these and other risks associated with an investment in the Fund.

Performance Information	The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Returns Table is included.

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)

None(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.20%
Distribution and/or Service (12b-1) Fees(2)	None
Other Expenses(3)	0.07%
Total Annual Fund Operating Expenses	0.27%
Expense Reduction(4)	(0.07)%
Net Annual Fund Operating Expenses	0.20%
(1)

Authorized Participants may be charged a $500 creation/redemption transaction fee and an additional variable charge as a percentage of the cash amount invested. See “Creations and Redemptions—Transaction Fees” for more information.

(2)

The Fund has adopted a Distribution and Servicing (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee of up to 0.25%. However, no such fee is currently authorized to be paid by the Fund. See “Creations and Redemptions—Distribution and Servicing Plan” for more information.

(3)	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.
(4)

PIMCO has contractually agreed, through October 31, 2010, to waive its management fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% (the “Expense Limit”) of the Fund’s average net assets. Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other funds. The Examples assume that you invest $10,000 for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Year 1	Year 3
$20	$64

Prospectus	14

PIMCO Broad U.S. TIPS Index Fund	Ticker Symbol: TIPZ CUSIP: 72201R403

Principal Investments and Strategies	Investment Objective To provide total return that closely corresponds, before fees and expenses, to the total return of The Merrill Lynch US Inflation-Linked Treasury IndexSM.	Underlying Index The Merrill Lynch US Inflation-Linked Treasury IndexSM Underlying Index Average Maturity[1] 9.38 years	Fund Focus Inflation-indexed Fixed Income Instruments Dividend Frequency Declared and distributed monthly

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of The Merrill Lynch US Inflation-Linked Treasury IndexSM (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. The dollar-weighted average portfolio maturity of this Fund will closely correspond to the average maturity of its Underlying Index, which as of July 31, 2009 was 9.38 years.

The Underlying Index is an unmanaged index comprised of TIPS (Treasury Inflation Protected Securities). TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to actual inflation (as measured by the Consumer Price Index, or CPI). Their payments are supported by the full faith and credit of the United States. The TIPS in the Underlying Index have a minimum $1 billion of outstanding face value, have at least 1 year remaining to maturity and have interest and principal payments tied to inflation. Original issue zero coupon bonds can be included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. As of July 31, 2009, there were 28 TIPS issues in the Underlying Index. The Underlying Index is capitalization-weighted and the composition of TIPS is updated monthly. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month Libid rate, until the end of the month at which point all cash is removed from the Underlying Index. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.

PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments such that the combination effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates each of the Component Securities of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in real interest rates and in the case of inflation-linked bonds, increased inflation.

[1]	Underlying Index information is as of July 31, 2009.

15	PIMCO ETF Trust

PIMCO Broad U.S. TIPS Index Fund (continued)

Principal Risks	The principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return, are:

Market Trading Risk:  the risk that an active secondary trading market for Fund shares does not develop or continue, that the Fund may not continue to meet a listing exchange’s trading or listing requirements, or that Fund shares trade at prices other than the Fund’s NAV

Interest Rate Risk:  the risk that fixed income securities will decline in value because of increases in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Inflation-Indexed Security Risk:  the risks of investing in inflation-indexed securities, including that the value of an inflation-indexed security (such as TIPS) tends to decrease when real interest rates increase and increase when real interest rates decrease and interest payments on inflation-indexed securities will vary along with changes in the CPI.

Credit Risk:  the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk:  the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular sectors

Liquidity Risk:  the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell the illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk:  the risks of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Leveraging Risk:  the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management and Tracking Error Risk:  the risk that the portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not correlate to the Underlying Index

Indexing Risk:  the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index

Please see “Summary of Principal Risks” below for a more complete description of these and other risks associated with an investment in the Fund.

Performance Information	The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Returns Table is included.

Fees and Expenses of the Fund	These tables describe the fees and expenses you may pay if you buy and hold shares of the Fund:

Shareholder fees (fees paid directly from your investment)

None(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	0.20%
Distribution and/or Service (12b-1) Fees(2)	None
Other Expenses(3)	0.10%
Total Annual Fund Operating Expenses	0.30%
Expense Reduction(4)	(0.10)%
Net Annual Fund Operating Expenses	0.20%
(1)

Authorized Participants may be charged a $500 creation/redemption transaction fee and an additional variable charge as a percentage of the cash amount invested. See “Creations and Redemptions—Transaction Fees” for more information.

(2)

The Fund has adopted a Distribution and Servicing (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee of up to 0.25%. However, no such fee is currently authorized to be paid by the Fund. See “Creations and Redemptions—Distribution and Servicing Plan” for more information.

(3)	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.
(4)

PIMCO has contractually agreed, through October 31, 2010, to waive its management fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% (the “Expense Limit”) of the Fund’s average net assets. Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other funds. The Examples assume that you invest $10,000 for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Year 1	Year 3
$20	$64

Prospectus	16

Summary of Principal Risks

The value of your investment in a Fund changes with the market price of that Fund’s shares determined in the secondary market. Market price may be determined, in part, by the values of that Fund’s investments. Many factors can affect those values. The factors that are most likely to have a material effect on a Fund’s portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified in the Fund Summaries and are described in this section. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Securities and investment techniques mentioned in this summary that appear in bold type are described in greater detail under “Characteristics and Risks of Securities and Investment Techniques.” That section and “Investment Objective and Policies” in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective. It is possible to lose money by investing in a Fund.

Market Trading Risk	Each Fund is subject to secondary market trading risks. Shares of each Fund will be listed for trading on an exchange, however, there can be no guarantee that an active trading market for such shares will develop or continue. Shares of each Fund may be listed or traded on U.S. and foreign (non-U.S.) exchanges other than the Fund’s primary U.S. listing exchange. There can be no guarantee that a Fund’s shares will continue trading on any exchange or in any market or that a Fund’s shares will continue to meet the listing or trading requirements of any exchange or market. A Fund’s shares may experience higher trading volumes on one exchange as compared to another and investors are subject to the execution and settlement risks of the market where their broker directs trades.

Secondary market trading in a Fund’s shares may be halted by an exchange because of market conditions. Pursuant to exchange or market rules, trading in a Fund’s shares on an exchange or in any market may be subject to trading halts caused by extraordinary market volatility. There can be no guarantee that a Fund’s exchange listing or ability to trade its shares will continue or remain unchanged. In the event a Fund ceases to be listed on an exchange, that Fund may cease operating as an “exchange-traded” fund and operate as a mutual fund, provided that shareholders are given advance notice.

Shares of each Fund may trade on an exchange at prices at, above or below their most recent NAV. The per share NAV of a Fund is calculated at the end of each business day, as described below, and fluctuates with changes in the market value of that Fund’s holdings. The trading prices of a Fund’s shares fluctuate continuously throughout the trading day based on market supply and demand, which may not correlate to NAV. The trading prices of a Fund’s shares may differ significantly from NAV during periods of market volatility, which may, among other factors, lead to that Fund’s shares trading at a premium or discount to NAV.

Buying or selling a Fund’s shares on an exchange may require the payment of brokerage commissions. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of a Fund based on their trading volume and market liquidity, and is generally less if a Fund has more trading volume and market liquidity and more if a Fund has less trading volume and market liquidity. Due to the costs inherent in buying or selling a Fund’s shares, frequent trading may detract significantly from investment returns. Investment in a Fund’s shares may not be advisable for investors who expect to engage in frequent trading.

Interest Rate Risk

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed

17	PIMCO ETF Trust

income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed bonds, including Treasury Inflation- Protected Securities, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Inflation-Indexed Security Risk	The value of inflation-indexed debt securities are subject to the effects of changes in real interest rates that may change as a result of different factors. In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and increase when real interest rates decrease. Interest payments on inflation-indexed securities will vary along with changes in the Consumer Price Index for All Urban Consumers (CPI) before seasonal adjustment (calculated by the Bureau of Labor Statistics). Thus generally, during periods of rising inflation, the value of inflation-indexed securities will tend to increase and during periods of deflation, their value will tend to decrease. There can be no assurance that the inflation index used (i.e. CPI) will accurately measure the price increase of a certain good or service. Increases in the principal value of TIPS due to inflation are considered taxable ordinary income for the amount of the increase in a calendar year.

Credit Risk	A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Market Risk	The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Liquidity Risk	Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities, if any, may reduce the returns of that Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that a Fund’s principal investment strategies involve securities with substantial market and/or credit risk, that Fund will tend to have the greatest exposure to liquidity risk.

Derivatives Risk

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under “Characteristics and Risks of Securities and Investment Techniques—Derivatives” in this prospectus and described in more detail under “Investment Objectives and Policies” in the Statement of Additional Information. A Fund typically uses derivatives as a substitute for taking a position in the underlying asset or to gain exposure to the Fund’s underlying index or component securities thereof. A Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper

Prospectus	18

valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. If a Fund invests in a derivative instrument, it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that derivative transactions entered into will perform as expected.

Leveraging Risk	Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate or “earmark” liquid assets or otherwise cover transactions that may give rise to such risk. A Fund also may be exposed to leveraging risk by borrowing money for investment purposes. Leveraging may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if that Fund had not been leveraged. This is because leveraging tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities.

Management and Tracking Error Risk	Each Fund is subject to management risk. PIMCO and the individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for a Fund, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing a Fund and may also adversely affect the ability of a Fund to achieve its investment objective.

Each Fund may not invest in every component security of its underlying index. Imperfect correlation between a Fund’s portfolio and component securities of its underlying index, asset valuation, timing variances, changes to the underlying index and regulatory requirements may cause a Fund’s performance to diverge from the performance of its underlying index. Tracking error also may result because a Fund incurs fees and expenses while its underlying index does not incur such expenses. PIMCO expects that, over time, each Fund’s tracking error will not exceed 5%, net of fees and expenses, although tracking error may be greater.

Indexing Risk	Each Fund uses an indexing approach and may be affected by a general decline in market segments or asset classes relating to its underlying index. Each Fund invests in securities and instruments included in, or representative of, its underlying index regardless of the investment merits of the underlying index.

Management of the Funds

Investment Manager	PIMCO serves as the investment manager for the Funds. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters.

PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2009, PIMCO had approximately $841 billion in assets under management.

Management Fees	Each Fund pays PIMCO fees in return for providing investment advisory, supervisory and administrative services under an all-in fee structure. Each Fund will pay monthly management fees to PIMCO at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):

Fund	Management Fees
3-7 Year U.S. Treasury Index Fund	0.15%
7-15 Year U.S. Treasury Index Fund
15+ Year U.S. Treasury Index Fund
1-5 Year U.S. TIPS Index Fund	0.20%
15+ Year U.S. TIPS Index Fund
Broad U.S. TIPS Index Fund

19	PIMCO ETF Trust

In addition to providing investment advisory services, PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds bear other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, securities lending expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel. PIMCO generally earns a profit on the management fee paid by the Funds. Also, under the terms of the investment management agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

A discussion of the basis for the Board of Trustees’ approval of the Funds’ investment management agreement will be available in the Funds’ Semi-Annual Report to shareholders for the fiscal half-year ended December 31, 2009. As of the date of this prospectus, the Funds have not commenced operations.

PIMCO has contractually agreed, until October 31, 2010, to waive its management fee, or reimburse a Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% of that Fund’s average net assets. Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit.

Individual Portfolio Manager	The following individual has primary responsibility for managing each of the noted Funds.

Fund	Portfolio Manager	Since	Recent Professional Experience

3-7 Year U.S. Treasury Index 7-15 Year U.S. Treasury Index 15+ Year U.S. Treasury Index 1-5 Year U.S. TIPS Index 15+ Year U.S. TIPS Index Broad U.S. TIPS Index	Vineer Bhansali	* * * * * *	Dr. Bhansali is a Managing Director, a Portfolio Manager, the firm-wide head of analytics for portfolio management, and a senior member of PIMCO’s portfolio management group. Dr. Bhansali joined PIMCO in 2000, previously having been associated with Credit Suisse First Boston as a vice president in proprietary fixed-income trading.

*	As of the date of this prospectus, the Fund has not commenced operations.

Please see the Statement of Additional Information for additional information about other accounts managed by the portfolio manager, the portfolio manager’s compensation and the portfolio manager’s ownership of shares of the Funds.

Distributor	The Trust’s Distributor is Allianz Global Investors Distributors LLC (“AGID” or “Distributor”), an indirect subsidiary of Allianz Global Investors of America L.P. (“AGI”), PIMCO’s parent company. The Distributor, located at 1345 Avenue of the Americas, New York, NY 10105, is a broker-dealer registered with the Securities and Exchange Commission (“SEC”). The Distributor distributes Creation Units for the Funds and does not maintain a secondary market in shares of the Funds.

Regulatory and Litigation Matters

Since February 2004, PIMCO, AGI (formerly known as Allianz Dresdner Asset Management of America L.P.) (PIMCO’s parent company), and certain of their affiliates, including PIMCO Funds (a complex of mutual funds managed by PIMCO) and Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series) (a complex of mutual funds managed by affiliates of PIMCO), certain trustees of PIMCO Funds, and certain employees of PIMCO have been named as defendants in eleven lawsuits filed in various jurisdictions. These lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of

Prospectus	20

PIMCO Funds and Allianz Funds during specified periods, or as derivative actions on behalf of PIMCO Funds and Allianz Funds. These lawsuits seek, among other things, unspecified compensatory damages plus interest and in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

These actions generally allege that certain hedge funds were allowed to engage in “market timing” in certain funds of PIMCO Funds and Allianz Funds and this alleged activity was not disclosed. Pursuant to tolling agreements dated January 14, 2005 entered into with the derivative and class action plaintiffs, PIMCO, certain trustees of PIMCO Funds, and certain employees of PIMCO who were previously named as defendants have all been removed as defendants in the market timing actions; however, the plaintiffs continue to assert claims on behalf of the shareholders of PIMCO Funds or on behalf of PIMCO Funds itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds’ motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present PIMCO Funds is not a party to any “market timing” lawsuit.

PIMCO and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. PIMCO and PIMCO Funds currently believe that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment management or distribution services relating to the Funds.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

21	PIMCO ETF Trust

Payments by PIMCO	PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. These payments may be made from profits received by PIMCO from management fees paid to PIMCO by the Funds. Such activities by PIMCO may provide incentives to financial institutions to purchase or market shares of the Funds. Additionally, these activities may give PIMCO additional access to sales representatives of such financial institutions, which may increase sales of a Fund’s shares.

From time to time, PIMCO may pay or reimburse broker-dealers, banks, recordkeepers or other financial institutions for PIMCO’s attendance at investment forums sponsored by such firms, or PIMCO may co-sponsor such investment forums with such financial institutions. Payments and reimbursements for such activities are made out of PIMCO’s own assets and at no cost to the Funds. These payments and reimbursements may be made from profits received by PIMCO from management fees paid to PIMCO by the Funds. Such activities by PIMCO may provide incentives to financial institutions to purchase or market shares of the Funds. Additionally, these activities may give PIMCO additional access to sales representatives of such financial institutions, which may increase sales of a Fund’s shares.

From time to time, PIMCO or its affiliates may pay investment consultants or their parent or affiliated companies for certain services including technology, operations, tax, or audit consulting services, and may pay such firms for PIMCO’s attendance at investment forums sponsored by such firms or for various studies, surveys, or access to databases. Subject to applicable law, PIMCO and its affiliates may also provide investment advisory services to investment consultants and their affiliates and may execute brokerage transactions on behalf of the Funds with such investment consultants or their affiliates. These consultants or their affiliates may, in the ordinary course of their investment consultant business, recommend that their clients utilize PIMCO’s investment advisory services or invest in the Funds or in other products sponsored by PIMCO and its affiliates.

Buying and Selling Shares

Buying and Selling Shares	Shares of the Funds will trade on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Trust does not impose any minimum investment for shares of the Funds purchased on an exchange. Buying or selling a Fund’s shares involves certain costs that apply to all securities transactions. When buying or selling shares of a Fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of a Fund based on their trading volume and market liquidity, and is generally less if a Fund has more trading volume and market liquidity and more if a Fund has less trading volume and market liquidity. Each Fund’s shares trade under the trading symbol listed in the “Fund Summary” section of this prospectus. Each Fund’s CUSIP is also listed in the “Fund Summary” section of this prospectus.

Shares of a Fund may be acquired from the Distributor or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the “Creations and Redemptions” section of this prospectus. Once created, shares of a Fund generally trade in the secondary market in amounts less than a Creation Unit.

The Trust’s Board of Trustees has not adopted a policy of monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary

Prospectus	22

markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”). The Trust believes this is appropriate because an ETF, such as the Funds, is intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of Fund shares remains at or close to NAV. Since each Fund issues and redeems Creation Units at NAV plus applicable transaction fees, and each Fund’s shares may be purchased and sold on NYSE Arca at prevailing market prices, the risks of frequent trading are limited.

Each Fund’s primary listing exchange is NYSE Arca. NYSE Arca is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A “Business Day” with respect to the Funds is each day NYSE Arca and the bond markets, as determined by Securities Industry and Financial Markets Association (“SIFMA”), are open, which excludes weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day. On days when NYSE Arca or the bond markets, as determined by SIFMA, close earlier than normal, the Funds may require orders to create or redeem Creation Units to be placed earlier in the day. See the Statement of Additional Information for more information.

Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”), restricts investments by registered investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to PIMCO and the Trust, including that such investment companies enter into an agreement with the Trust.

Book Entry	Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes.

Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Funds. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Share Prices

The trading prices of a Fund’s shares in the secondary market generally differ from the Fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intra-day net asset value of a Fund is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are primarily listed or by market data vendors or other information providers. The intra-day net asset value is based on the current market value of the securities and/or cash included in a Fund’s intra-day net asset value basket. The intra-day net asset value does not necessarily reflect the precise composition of the current portfolio of securities and instruments held by a Fund at a particular point in time or the best possible valuation of the current portfolio. Therefore, the intra-day net asset value should not be viewed as a “real-time” update of the NAV, which is computed only once a day.

23	PIMCO ETF Trust

The intra-day net asset value is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments included in a Fund’s intra-day net asset value basket. The Funds are not involved in, or responsible for, the calculation or dissemination of the intra-day net asset value and make no representation or warranty as to its accuracy. An inaccuracy in the intra-day net asset value could result from various factors, including the difficulty of pricing Fixed Income Instruments on an intra-day basis.

Premiums and Discounts	There may be differences between the daily market price on secondary markets for shares of a Fund and the Fund’s NAV. NAV is the price per share at which a Fund issues and redeems shares. See “How Net Asset Value Is Determined” below. The price used to calculate market returns (“Market Price”) of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which shares of the Fund are primarily listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and the Market Price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A discount or premium could be significant.

Expenses	An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an underlying index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of the Funds. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The underlying index’s returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market.

Request for Multiple Copies of Shareholder Documents	To reduce expenses, it is intended that only one copy of the Funds’ prospectus and each annual and semi-annual report, when available, will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact the financial intermediary through which you hold your shares.

How Net Asset Value Is Determined

The NAV of a Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding.

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each Business Day. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Funds reserve the right to change the time their NAV is calculated if the Funds close earlier, or as permitted by the SEC.

Prospectus	24

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, the Fund’s NAV will be calculated based upon the NAVs of such investments.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Funds’ securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Fund Distributions

Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. Each Fund intends to declare and distribute income dividends monthly to shareholders of record. In addition,

25	PIMCO ETF Trust

each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from a Fund.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net capital gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Tax Consequences

•    Taxes on Fund distributions.  If you are subject to U.S. federal income tax, you will be subject to tax on Fund distributions. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that the Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that a Fund owned for one year or less, including income from securities lending, will generally be taxable to you as ordinary income.

Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

•    Taxes when you sell your shares.   Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

•    Returns of capital.  If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

This “Tax Consequences” section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

Prospectus	26

Creations and Redemptions

Creations and Redemptions	Shares of a Fund that trade in the secondary market are “created” at NAV by Authorized Participants only in block-size Creation Units of 80,000 shares or multiples thereof (with regard to the 3-7 Year U.S. Treasury Index Fund, 7-15 Year U.S. Treasury Index Fund and 15+ Year U.S. Treasury Index Fund) or 100,000 shares or multiples thereof (with regard to the 1-5 Year U.S. TIPS Index Fund, 15+ Year U.S. TIPS Index Fund and Broad U.S. TIPS Index Fund). Each Authorized Participant enters into an authorized participant agreement with the Funds’ Distributor. A creation transaction, which is subject to acceptance by the transfer agent, takes place when an Authorized Participant deposits into a Fund a specified portfolio of securities and/or an amount of cash specified by the Fund in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally in-kind for a portfolio of securities held by a Fund and/or for a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by a Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received. Requirements as to the timing and form of orders are described in the authorized participant agreement.

To the extent purchases or redemptions are effected on an in-kind basis, each Fund intends to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Units. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

Because new shares may be created and issued on an ongoing basis during the life of a Fund, a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as compared to ordinary secondary market transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Transaction Fees

Authorized Participants may be charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees, if any, for creations and redemptions are set forth below. The standard transaction fee is

27	PIMCO ETF Trust

charged to each purchaser or redeemer on the day such purchaser or redeemer creates or redeems a Creation Unit, as applicable. The fee is a single charge regardless of the number of Creation Units purchased or redeemed by an Authorized Participant on the same day. PIMCO may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Creations and redemptions for cash (when cash creations and redemptions are available or specified) are also subject to an additional variable charge up to the maximum amount shown in the table below. Purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities and/or cash to a Fund and redeemers of shares in Creation Units are responsible for the costs of transferring securities and/or cash from a Fund. Investors who use the services of a financial intermediary may pay fees for such services. The following table also shows, as of the date of this prospectus, the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

Fund	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation/ Redemption Transaction Fee	Maximum Additional Variable Charge for Cash Creations*	Maximum Additional Variable Charge for Cash Redemptions*
3-7 Year U.S. Treasury Index Fund 7-15 Year U.S. Treasury Index Fund 15+ Year U.S. Treasury Index Fund	$6,000,000	80,000	$500	0.05%	0.05%
1-5 Year U.S. TIPS Index Fund 15+ Year U.S. TIPS Index Fund Broad U.S. TIPS Index Fund	$5,000,000	100,000	$500	0.10%	0.10%

*	As a percentage of the cash amount invested.

Distribution and Servicing Plan	The Trust has adopted a Distribution and Servicing Plan for shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). The 12b-1 Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services.

The 12b-1 Plan permits a Fund to pay compensation at an annual rate of up to 0.25% of the Fund’s average daily net assets. However, the Trust has determined not to authorize payment of a 12b-1 Plan fee at this time. The 12b-1 fee may only be imposed or increased when the Trust determines that it is in the best interests of shareholders to do so. Because these fees are paid out of a Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund. The 12b-1 Plan fee may cost an investor more than other types of sales charges.

Characteristics and Risks of Securities and Investment Techniques

This section provides additional information about some of the principal investments and related risks of the Funds described under “Fund Summaries” and “Summary of Principal Risks” above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Funds from time to time. Most of the securities and investment techniques described herein are discretionary, which means that PIMCO can decide whether to use them or not. This prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any fund, investors in the Funds rely on the professional investment judgment and skill of PIMCO and the individual portfolio manager. Please see “Investment Objectives and Policies” in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Prospectus	28

Securities Selection	Each Fund seeks total return that closely corresponds, before fees and expenses, to the total return of the Fund’s underlying index. The “total return” sought by a Fund consists of both income earned on the Fund’s investments and capital appreciation, if any, arising from increases in the market value of the Fund’s holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates. Capital appreciation of inflation-linked bonds, such as TIPS, generally results from decreases in real interest rates and increased inflation.

In selecting securities and instruments for a Fund, PIMCO seeks to track the component securities of the Fund’s underlying index. PIMCO may invest in a combination of component securities and other investments such that the combination effectively provides exposure to the underlying index. When using a representative sampling strategy, PIMCO attempts to match the risk and return characteristics of a Fund’s portfolio to the risk and return characteristics of the Fund’s underlying index. PIMCO subdivides the underlying index into small categories of securities with similar features and characteristics. PIMCO generally divides the underlying index into parameters that determine a particular bond’s risk and expected return: e.g., duration, sector, credit rating, coupon, and the presence of any embedded options. After each security in the underlying index is assigned to a subcategory, PIMCO begins to construct a Fund’s portfolio by selecting representative bonds from each subcategory. The representative sample of bonds chosen from each subcategory is intended to closely correlate to the duration, sector, credit rating, coupon and option characteristics of the underlying index as a whole.

There are many potential benefits to using a representative sampling strategy with respect to the Funds. For example, PIMCO can avoid bonds that are relatively expensive (i.e. bonds that trade at perceived higher prices or lower yields due to supply demand) but have the same relative risk, value, duration and other characteristics as less expensive bonds. In addition, the use of sampling techniques permit PIMCO to exclude bonds that it believes will soon be deleted from the underlying index. PIMCO can also avoid holding bonds it deems less liquid than other bonds with similar characteristics which facilitates a more tradable portfolio. Furthermore, PIMCO can develop a basket of component securities that is easier to construct and less expensive to trade, thereby potentially improving arbitrage opportunities.

U.S. Government Securities	U.S. Government Securities are obligations of, or guaranteed by, the U.S. Government, its agencies or government-sponsored enterprises. U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. Government Securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government Securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk. Still other types of U.S. Government Securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; or (3) supported by the United States in some other way. These securities may be subject to greater credit risk. U.S. Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

Inflation-Indexed Bonds

Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not

29	PIMCO ETF Trust

provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Municipal inflation-indexed securities are municipal bonds that pay coupons based on a fixed rate plus CPI. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation. At the same time, the value of municipal inflation-indexed securities and such corporate inflation-indexed securities generally will not increase if the rate of inflation decreases. Because municipal inflation-indexed securities and corporate inflation-indexed securities are a small component of the municipal bond and corporate bond markets, respectively, they may be less liquid than conventional municipal and corporate bonds.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Repurchase Agreements	Each Fund may enter into repurchase agreements, in which the Fund purchases a security from a bank or broker-dealer, which agrees to repurchase the security at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, a Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements and Other Borrowings	Each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Each Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets. A Fund may also borrow money for temporary administrative purposes in an amount not to exceed 5% of the Fund’s total assets.

Derivatives	Each Fund may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange traded funds). Each Fund may invest a portion of its assets in derivative instruments. The portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed. A description of these and other derivative instruments that the Funds may use are described under “Investment Objectives and Policies” in the Statement of Additional Information.

The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various

Prospectus	30

risks associated with particular derivative instruments is included in “Investment Objective and Policies” in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

Management Risk.  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Credit Risk.  The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms. Additionally, credit default swaps could result in losses if a Fund does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

Liquidity Risk.  Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Leverage Risk.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. To limit leverage risk, a Fund will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

Lack of Availability.  Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the portfolio manager may wish to retain a Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

Market and Other Risks.  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. If the portfolio manager incorrectly forecasts the values of securities or interest rates or other economic factors in using derivatives for a Fund, a Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because a Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives

31	PIMCO ETF Trust

may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

When-Issued, Delayed Delivery and Forward Commitment Transactions	Each Fund may purchase securities which it is eligible to purchase on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Fund’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund’s overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked” to cover these positions.

Investment in Other Funds	Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to PIMCO and the Trust, including that such investment companies enter into an agreement with the Trust.

Each Fund may invest in, to the extent permitted by Section 12(d)(1) of the 1940 Act, other affiliated and unaffiliated funds, such as open-end or closed-end management investment companies, including other exchange traded funds. Each Fund may invest securities lending collateral in one or more money market funds to the extent permitted by Rule 12d1-1 under the 1940 Act, including series of PIMCO Funds, an affiliated open-end management investment company managed by PIMCO. As a shareholder of a fund, a Fund may indirectly bear investment advisory fees, supervisory and administrative fees, service fees and other fees which are in addition to the fees the Fund pays its service providers.

Subject to the restrictions and limitations of the 1940 Act, a Fund may elect to pursue its investment objective either by investing directly in securities or instruments, or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives and policies as the Fund.

Illiquid Securities	Each Fund may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see “Investment Objectives and Policies” in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the

Prospectus	32

security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan. Cash collateral received by a Fund in securities lending transactions may be invested in short-term liquid Fixed Income Instruments or in money market or short-term mutual funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. A Fund bears the risk of such investments.

Portfolio Turnover	The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” A Fund may engage in active trading of portfolio securities to achieve its investment objective, including, without limitation, to reflect changes in the Fund’s underlying index, such as reconstitutions, additions or deletions of component securities. To the extent that Creation Unit purchases from and redemptions by a Fund are effected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. In addition, large movements of cash into or out of a Fund may negatively impact the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses.

Changes in Investment Objectives and Policies	The investment objective of each Fund is non-fundamental and may be changed by the Board of Trustees without shareholder approval. Unless otherwise stated, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. In addition, the Trust may determine to cease operating the Funds as “exchange-traded” funds and cause the Funds’ shares to stop trading on a securities exchange.

Percentage Investment Limitations	Unless otherwise stated, all percentage limitations on Fund investments listed in this prospectus will apply at the time of investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other Investments and Techniques	A Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this prospectus and about additional securities and techniques that may be used by the Funds.

Underlying Indexes

“Merrill Lynch” and “The Merrill Lynch 3-7 Year US Treasury Index,” “The Merrill Lynch 7-15 Year US Treasury Index,” “The Merrill Lynch 15+ Year US Treasury Index,” “The Merrill Lynch US Inflation-Linked Treasury Index,” “The Merrill Lynch 1-5 Year US Inflation-Linked Treasury Index” and “The Merrill Lynch 15+ Year US Inflation-Linked Treasury Index” are reprinted with permission. © Copyright 2009 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”). All rights reserved. “Merrill Lynch” and “The Merrill Lynch 3-7 Year US Treasury Index,” “The Merrill Lynch 7-15 Year US Treasury Index,” “The Merrill Lynch 15+ Year US Treasury Index,” “The Merrill Lynch US Inflation-Linked Treasury Index,” “The Merrill Lynch 1-5 Year US Inflation-Linked Treasury Index” and “The Merrill Lynch 15+ Year US Inflation-Linked Treasury Index” (collectively, the “Merrill Lynch Indexes”) are service marks of Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Funds that are based on the Merrill Lynch Indexes, and are not issued, sponsored, endorsed or promoted by Merrill Lynch and/or Merrill Lynch’s affiliates nor is Merrill Lynch and/or Merrill Lynch’s affiliates an adviser to the Funds. Merrill Lynch and Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in the Funds

33	PIMCO ETF Trust

or the Merrill Lynch Indexes and do not guarantee the quality, accuracy or completeness of the Merrill Lynch Indexes, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the index provider, Merrill Lynch is licensing certain trademarks, the Merrill Lynch Indexes and trade names which are composed by Merrill Lynch without regard to PIMCO, the Funds or any investor. Merrill Lynch and Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Funds and are not responsible for the performance of PIMCO or the Funds.

Merrill Lynch compiles and publishes the Merrill Lynch Indexes. Merrill Lynch is an affiliate of Bank of America. Bank of America is one of the world’s largest financial institutions, serving individual consumers, small- and middle-market businesses and large corporations with a full range of banking, investing, asset management and other financial and risk management products and services. PIMCO has entered into a license agreement with Merrill Lynch to use each Underlying Index.

Disclaimers

Neither the Trust, the Funds, PIMCO nor AGID guarantees the accuracy or the completeness of the Merrill Lynch Indexes or any data included therein and neither the Trust, the Funds, PIMCO nor AGID shall have liability for any errors, omissions or interruptions therein.

The Trust, the Funds, PIMCO and AGID make no warranty, express or implied, to the owners of shares of the Funds or to any other person or entity, as to results to be obtained by the Funds from the use of the Merrill Lynch Indexes or any data included therein. The Trust, the Funds, PIMCO and AGID make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Merrill Lynch Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Trust, the Funds, PIMCO or AGID have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

The Funds are not issued, sponsored, endorsed or promoted by Merrill Lynch, any affiliate of Merrill Lynch or any other party involved in, or related to, making or compiling the Merrill Lynch Indexes. The Merrill Lynch Indexes are the exclusive property of Merrill Lynch and/or its affiliates. “Merrill Lynch” and “The Merrill Lynch 3-7 Year US Treasury Index,” “The Merrill Lynch 7-15 Year US Treasury Index,” “The Merrill Lynch 15+ Year US Treasury Index,” “The Merrill Lynch US Inflation-Linked Treasury Index,” “The Merrill Lynch 1-5 Year US Inflation-Linked Treasury Index” and “The Merrill Lynch 15+ Year US Inflation-Linked Treasury Index” are service marks of Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Funds. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Merrill Lynch Indexes makes any representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Merrill Lynch Indexes to track the corresponding market performance. Merrill Lynch is the licensor of certain trademarks, trade names and service marks of Merrill Lynch and/or its affiliates and of the Merrill Lynch Indexes, which are determined, composed and calculated by Merrill Lynch and/or its affiliates without regard to PIMCO, the Funds or the shareholders of the Funds. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Merrill Lynch Indexes has any obligation to take the needs of PIMCO, the Funds or the shareholders of the Funds into consideration in determining, composing or calculating the Merrill Lynch Indexes. None of Merrill Lynch or any of its affiliates have the obligation to continue to provide the Merrill Lynch Indexes to PIMCO beyond the applicable license term. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Merrill Lynch Indexes is

Prospectus	34

responsible for or has participated in the determination of the timing, pricing, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be redeemable for cash. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Merrill Lynch Indexes has any obligation or liability in connection with the administration, marketing or trading of the Funds. Merrill Lynch and its affiliates do not provide investment advice to the Funds and are not responsible for the performance of the Funds.

NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE MERRILL LYNCH INDEXES WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN AND/OR PROVIDED THEREWITH AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE MERRILL LYNCH INDEXES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PIMCO, THE FUNDS, SHAREHOLDERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE MERRILL LYNCH INDEXES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN AND/OR PROVIDED THEREWITH. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE MERRILL LYNCH INDEXES HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN MERRILL LYNCH AND PIMCO.

No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Merrill Lynch trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting Merrill Lynch to determine whether Merrill Lynch’s permission is required. Under no circumstances may any person or entity claim any affiliation with Merrill Lynch without the written permission of Merrill Lynch.

Shares of the Funds are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the ability of the Funds to track the total return performance of an Underlying Index or the ability of an Underlying Index to track fixed income performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of an Underlying Index, nor in the determination of the timing of, prices of or quantities of shares of the Funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of shares of the Funds in connection with the administration, marketing or trading of shares of the Funds.

NYSE Arca does not guarantee the accuracy and/or the completeness of an Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust, on

35	PIMCO ETF Trust

behalf of the Funds as licensee, licensee’s customers and counterparties, owners of shares of the Funds or any other person or entity, from the use of an Underlying Index or any data included therein in connection with the rights licensed as described herein or for any other use.

NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to an Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Prospectus	36

Financial Highlights

Because the Funds have not commenced operations as of the date of this prospectus, audited financial highlights are not available.

37	PIMCO ETF Trust

PIMCO ETF Trust	INVESTMENT MANAGER

PIMCO, 840 Newport Center Drive, Newport Beach, CA 92660

DISTRIBUTOR

Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800

CUSTODIAN

State Street Bank & Trust Co., State Street Financial Center, One Lincoln Street, Boston, MA 02111

TRANSFER AGENT

State Street Bank & Trust Co., State Street Financial Center, One Lincoln Street, Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 1100 Walnut Street, Suite 1300, Kansas City, MO 64106-2197

LEGAL COUNSEL

Dechert LLP, 1775 I Street N.W., Washington, D.C. 20006-2401

Not part of the prospectus

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes. The Funds’ annual report, once it is available, will discuss the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

You may get free copies of the SAI, the Funds’ annual or semi-annual report (once available), request other information about the Funds, or make shareholder inquiries by calling the Trust at 1-888-400-4ETF (1-888-400-4383) or PIMCO Infolink Audio Response Network at 1-800-987-4626, or by writing to:

PIMCO ETF Trust

840 Newport Center Drive

Newport Beach, CA 92660

You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission’s public reference room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR Database on the Commission’s Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, or by e-mailing your request to publicinfo@sec.gov.

You can also visit our Web site at www.pimcoetfs.com for additional information about the Funds, including the SAI, which is available for download free of charge.

Reference the Trust’s Investment Company Act file number in your correspondence.

Investment Company Act File No. 811-22250

PIMCO ETF Trust

Statement of Additional Information

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus of PIMCO ETF Trust (the “Trust”), as described below and as supplemented from time to time.

The Trust is an open-end management investment company currently consisting of seven separate portfolios (each such portfolio discussed in this Statement of Additional Information is referred to herein as a “Fund” and collectively as the “Funds”). Each Fund operates as an exchange-traded fund (“ETF”). Shares of the PIMCO 1-3 Year U.S. Treasury Index Fund are offered through a prospectus dated June 1, 2009 and shares of the PIMCO 3-7 Year U.S. Treasury Index Fund, PIMCO 7-15 Year U.S. Treasury Index Fund, PIMCO 15+ Year U.S. Treasury Index Fund, PIMCO 1-5 Year U.S. TIPS Index Fund, PIMCO 15+ Year U.S. TIPS Index Fund and PIMCO Broad U.S. TIPS Index Fund are offered through a prospectus dated August 19, 2009, all as amended or supplemented from time to time (collectively, the “Prospectuses”). A copy of the Prospectuses may be obtained free of charge at the address and telephone number listed below.

Pacific Investment Management Company LLC (“PIMCO” or the “Manager”), 840 Newport Center Drive, Newport Beach, California 92660, is the investment manager of the Funds.

Copies of the Prospectuses and annual or semi-annual reports, when available, may be obtained free of charge at the following address and telephone number:

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, New York 10105

Telephone: (800) 426-0107

August 19, 2009

(i)

(ii)

THE TRUST

The Trust is an open-end management investment company currently consisting of separate investment portfolios, including:

PIMCO 1-3 Year U.S. Treasury Index Fund	PIMCO 1-5 Year U.S. TIPS Index Fund
PIMCO 3-7 Year U.S. Treasury Index Fund	PIMCO 15+ Year U.S. TIPS Index Fund
PIMCO 7-15 Year U.S. Treasury Index Fund	PIMCO Broad U.S. TIPS Index Fund
PIMCO 15+ Year U.S. Treasury Index Fund

Each Fund operates as an ETF and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”).

The investment objective of each Fund is to provide total return that closely corresponds, before fees and expenses, to the total return of the Fund’s underlying index (each an “Underlying Index,” collectively the “Underlying Indexes”) representing a segment of the U.S. fixed income securities market as described in more detail below.

Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (“Creation Units”), generally in exchange for a basket of securities included in its Underlying Index (the “Deposit Securities”) together with a deposit of a specified cash payment (the “Cash Component”). Alternatively, each Fund may issue and redeem Creation Units in exchange for a specified all-cash payment (“Cash Deposit”). The shares described in the Prospectuses and in this Statement of Additional Information are listed and trade on NYSE Arca, Inc. (“NYSE Arca”), a national securities exchange (the “Listing Exchange”) and other secondary markets. Shares are redeemable by the applicable Fund only in Creation Units, and, generally, in exchange for specified portfolio securities and/or cash. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Creation Units typically are a specified number of shares, generally 80,000 or 100,000 and multiples thereof.

The Trust may issue and redeem shares in-kind and/or for cash. A Fund may charge creation/redemption transaction fees for each creation and redemption. In all cases, conditions and fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. See the “Creations and Redemptions” section below.

EXCHANGE LISTING AND TRADING

Shares of each Fund are listed for trading and trade throughout the day on the Listing Exchange and other secondary markets. Shares of a Fund may also be listed on certain foreign (non-U.S.) exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Funds will continue to be met. The Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 beneficial owners of shares of the Fund for 30 or more consecutive trading days, (ii) the value of the Underlying Index on which the Fund is based is no longer calculated or available, (iii) the intra-day net asset value (“iNAV”) of the Fund is no longer calculated or available or (iv) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund. In the event a Fund ceases to be listed on an exchange, the Fund may cease operating as an “exchange-traded” fund and operate as a mutual fund, provided that shareholders are given advance notice.

As in the case of other publicly-traded securities, when you buy or sell shares through a financial intermediary you will incur a brokerage commission determined by that financial intermediary.

In order to provide additional information regarding the intra-day value of shares of each Fund, the Listing Exchange or a market data vendor disseminates every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated iNAV for each Fund as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the iNAV and makes no representation or warranty as to the accuracy of the iNAV.

An iNAV has a Fixed Income Instrument (as defined in the Prospectuses) component and a cash component (the “iNAV Basket”). While the iNAV reflects an estimate of the current market value of a Fund, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time because the current portfolio of the Fund may include securities that are not a part of the iNAV Basket. Additionally, an inaccuracy in the iNAV could result from various factors, including the difficulty of pricing instruments on an intraday basis. Therefore, a Fund’s iNAV disseminated during the Listing Exchange trading hours should not be viewed as a real time update of the Fund’s NAV, which is calculated only once a day.

The Trust reserves the right to adjust the share prices of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and general investment policies of each Fund are described in the Prospectuses. Consistent with each Fund’s investment policies, each Fund may invest in “Fixed Income Instruments,” which are defined in the Prospectuses. Additional information concerning the characteristics of the Funds’ investments is set forth below.

U.S. Government Securities

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Bank Obligations

Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets. The Funds may invest in U.S. dollar-denominated bank obligations.

Creditor Liability and Participation on Creditors Committees

Generally, when a Fund holds bonds or other similar fixed income securities of an issuer, the Fund becomes a creditor of the issuer. A Fund that is a creditor of an issuer it may be subject to challenges related to the securities that it holds, either in connection with the bankruptcy of the issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself. A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make a Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict such Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund will participate on such committees only when PIMCO believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of securities held by the Fund. Further, PIMCO has the authority to represent the Trust, or any Fund(s) thereof, on creditors committees or similar committees and generally with respect to challenges related to the securities held by the Funds relating to the bankruptcy of an issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself.

Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds also may invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Borrowing

Except as described below, each Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, a Fund may borrow money from banks for any purpose in an amount up to  1/3 of the Fund’s total assets. A Fund also may borrow money for temporary administrative purposes in an amount not to exceed 5% of the Fund’s total assets.

Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation or

“earmarking” of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

A Fund may enter into reverse repurchase agreements and economically similar transactions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Fund to another party, such as a bank or broker-dealer, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. The Fund typically will segregate or “earmark” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements. However, reverse repurchase agreements involve the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. With respect to reverse repurchase agreements in which banks are counterparties, the Fund may treat such transactions as bank borrowings, which would be subject to the Fund’s limitations on borrowings. Such treatment would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to one-third of a Fund’s total assets.

A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.

Derivative Instruments

In pursuing their individual objectives, the Funds may, to the extent permitted by their investment objectives and policies, purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, and enter into interest rate and index futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies, except that those Funds that may not invest in foreign currency-denominated securities, may not enter into transactions involving currency futures or options. The Funds also may enter into swap agreements with respect to interest rates and indexes of securities. The Funds may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a Fund also may use those instruments, provided that the Board of Trustees determines that their use is consistent with the Fund’s investment objective.

The value of some derivative instruments in which the Funds invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of PIMCO to forecast interest rates and other economic factors correctly. If PIMCO incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to the risk of loss.

The Funds might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If PIMCO incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, a Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. If the Funds gain exposure to an asset class using derivative instruments backed by a collateral portfolio of Fixed Income Instruments, changes in the value of the Fixed Income Instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

Options on Securities and Indexes. A Fund may, to the extent specified herein or in the Prospectuses, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

If a Fund writes a call option on a security or an index, it may “cover” its obligation under the call option by owning the security underlying the call option, by having an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund, or by maintaining with its custodian assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount equal to the market value of the security or index underlying the option. A call option written by a Fund is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees. A put option on a security or an index written by a Fund is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option written by a Fund is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees.

If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Funds may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. The Funds may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

To the extent that a Fund writes a call option on a security it holds in its portfolio and intends to use such security as the sole means of “covering” its obligation under the call option, the Fund has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price during the option period, but, as long as its obligation under such call option continues, has retained the risk of loss should the price of the underlying security decline. If a Fund were unable to close out such a call option, the Fund would not be able to sell the underlying security unless the option expired without exercise.

Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

Each Fund may invest in futures contracts and options thereon (“futures options”) with respect to, but not limited to, interest rates and security indexes.

An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE Composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

A Fund may purchase and write call and put futures options, as specified for that Fund in the Prospectuses. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and they are not subject to registration or regulation as such under the CEA. PIMCO is not deemed to be a “commodity pool operator” with respect to its service as investment manager to the Funds.

Limitations on Use of Futures and Futures Options. A Fund that may use futures and futures options will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by such Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

The Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Funds’ immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that are equal to the market value of the futures contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust’s custodian).

With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any)

rather than the market value of the futures contract. By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full market value of the futures contract.

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to segregate or “earmark” assets to cover a Fund’s obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, futures options and forward contracts. See “Taxation.”

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that a Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of such Fund’s holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts. Options on securities, futures contracts and options on futures contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Swap Agreements and Options on Swap Agreements. Each Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates or security indexes and specific securities. A Fund also may enter into options on swap agreements (“swap options”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

A Fund also may enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swap options.

Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Most other types of swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of a Fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on PIMCO’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because they are two party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which PIMCO may determine swaps (including swap options) to be liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that PIMCO will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If PIMCO attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Correlation Risk for Certain Funds. In certain cases, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. There are a number of factors which may prevent a fund, or derivatives or other strategies used by a fund, from achieving desired correlation with an index. These may include, but are not limited to: (i) the impact of fund fee, expenses and transaction costs, including borrowing and brokerage costs/bid-ask spreads, which are not reflected in index returns; (ii) differences in the timing of daily calculations of the value of an index and the timing of the valuation of derivatives, securities and other assets held by a fund and the determination of the net asset value of fund shares; (iii) disruptions or illiquidity in the markets for derivative instruments or securities in which a fund invests; (iv) a fund having exposure to or holding less than all of the securities in the underlying index and/or having exposure to or holding securities not included in the underlying index; (v) large or unexpected movements of assets into and out of a fund (due to share purchases or redemptions, for example), potentially resulting in the fund being over- or under-exposed to the index; (vi) the impact of accounting standards or changes thereto; (vii) changes to the applicable index that are not disseminated in advance; and (viii) a possible need to conform a fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements.

Risk of Potential Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent a Fund from using such instruments as a part of its investment strategy, and could ultimately prevent a Fund from being able to achieve its investment objective.

While no current regulatory or legislative activity is anticipated to have a direct, immediate effect upon the Funds, it is not possible to predict the course of future legislation or regulation in this area. It is possible that if certain proposed measures were to become law, they could potentially limit the ability of a Fund to use certain instruments as a part of its investment strategy. Limits or restrictions applicable to the counterparties with which the Funds engage in derivative transactions could also prevent the Funds from using certain instruments.

When-Issued, Delayed Delivery and Forward Commitment Transactions

Each of the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Fund will segregate or “earmark” until the settlement date assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated or “earmarked.”

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When a Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Funds may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Illiquid Securities

The Funds may invest up to 15% of their net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

Loans of Portfolio Securities

For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions, provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposits, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to 102% of the market value (plus accrued interest) of the securities loaned or 105% of the market value (plus accrued interest) of the securities loaned if the borrowed securities are principally cleared and settled outside the U.S.; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33  1/3% of the total assets of the Fund. Each Fund’s performance will continue to reflect the receipt of either interest through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral should the borrower fail to return the securities loaned or become insolvent. The Funds may pay lending fees to the party arranging the loan. Cash collateral received by a Fund in securities lending transactions may be invested in short-term liquid Fixed Income Instruments or in money market or short-term mutual funds, or similar investment vehicles, including affiliated money market or short-term mutual funds. A Fund bears the risk of such investments.

Investment Companies

The Funds may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Under Section 12(d)(1) of the 1940 Act, each Fund’s investment in other investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by PIMCO or otherwise affiliated with PIMCO, in excess of the limits discussed above. Other investment companies in which a Fund invests can be expected to incur fees and expenses for operations, such as management fees, that would be in addition to those fees and expenses incurred by the Fund.

As certain affiliated funds of funds may invest in a Fund beyond the limits discussed above, the Funds may not acquire securities of other registered open-end investment companies in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Government Intervention in Financial Markets

Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings and/or on the market price at which the Funds’ shares trade. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds. The Funds have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. PIMCO will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The investment restrictions set forth below are fundamental policies of each Fund and may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund.

(1)	A Fund may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction from time to time, except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries.

(2)	A Fund may not, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, if, as a result (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. For the purpose of this restriction, each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issuers of municipal bonds.

(3)	A Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

(4)	A Fund may not purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit a Fund, subject to restrictions described in the Prospectuses and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, hybrid instruments, or any interest rate or securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

(5)	A Fund may borrow money or issue any senior security, only as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(6)	A Fund may make loans, only as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(7)	A Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

(8)	Notwithstanding any other fundamental investment policy or limitation, it is a fundamental policy of each Fund that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Fund.

Non-Fundamental Investment Restrictions

Each Fund’s investment objective, as set forth in the Prospectuses under the heading “Principal Investments and Strategies,” is non-fundamental and may be changed by the Trust’s Board of Trustees without shareholder approval. Each Fund is also subject to the following non-fundamental restrictions and policies (which may be changed by the Trust’s Board of Trustees without shareholder approval) relating to the investment of its assets and activities.

(A)	A Fund may not invest more than 15% of its net assets taken at market value at the time of the investment in “illiquid securities,” which are defined to include securities subject to legal or contractual restrictions on resale (which may include private placements), repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), certain options traded over the counter that a Fund has purchased, securities or other liquid assets being used to cover such options a Fund has written, securities for which market quotations are not readily available, or other securities which legally or in PIMCO’s opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Board of Trustees).

(B)	A Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions.

(C)	A Fund may not maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except on such conditions as may be set forth in the Prospectuses and in this Statement of Additional Information.

(D)	In addition, the Trust has adopted the following non-fundamental investment policies that may be changed provided shareholders are given advance notice: Each Fund will invest, under normal circumstances, at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of that Fund’s Underlying Index.

Under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. To the extent that borrowings for temporary administrative purposes exceed 5% of the total assets of a Fund, such excess shall be subject to the 300% asset coverage requirement.

To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregating or “earmarking” of assets determined to be liquid in accordance with procedures adopted by the Board of Trustees, equal in value to the amount of the Fund’s commitment to repurchase, such an agreement will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund.

The staff of the SEC has taken the position that purchased over-the-counter (“OTC”) options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Funds have adopted an investment policy pursuant to which a Fund will not purchase or sell OTC options if, as a result of such transactions, the sum of: 1) the market value of OTC options currently outstanding which are held by the Fund, 2) the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and 3) margin deposits on the Fund’s existing OTC options on futures contracts, exceeds 15% of the net assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities equal to the repurchase price less the amount by which the option is “in-the-money” (i.e., current market value of the underlying securities minus the option’s strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is “in-the-money.” This policy is not a fundamental policy of the Funds and may be amended by the Board of Trustees without the approval of shareholders. However, the Funds will not change or modify this policy prior to the change or modification by the SEC staff of its position.

For purposes of applying the Funds’ investment policies and restrictions (as stated in the Prospectuses and this Statement of Additional Information) swap agreements are generally valued by the Funds at market value. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

The Funds interpret their policy with respect to concentration in a particular industry under Fundamental Investment Restriction 1, above, to apply to direct investments in the securities of issuers in a particular industry, as defined by the Trust. For purposes of this restriction, a foreign government is considered to be an industry. Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Funds’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. Similarly, Municipal Bonds issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies and authorities are not subject to the Funds’ industry concentration restrictions. In the case of privately issued mortgage-related securities, or any asset-backed securities, the Trust takes the position that such securities do not represent interests in any particular “industry” or group of industries.

A Fund may invest in certain derivative instruments which, while representing a relatively small amount of the Fund’s net assets, provide a greater amount of economic exposure to a particular industry. To the extent that a Fund obtains economic exposure to a particular industry in this manner, it may be subject to similar risks of concentration in that industry as if it had invested in the securities of issuers in that industry directly.

The Funds interpret their policies with respect to borrowing and lending to permit such activities as may be lawful for the Funds, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC. Pursuant to an exemptive order issued by the SEC on November 19, 2001, the Funds may invest daily cash balances of the Funds in shares of affiliated money market and/or short-term bond funds, and such affiliated money market and/or short-term bond funds may use daily excess cash balances of the money market and/or short-term bond funds in inter-fund lending transactions with the Funds and certain other affiliated funds for temporary cash management purposes. The interest paid by a Fund in such an arrangement will be less than that otherwise payable for an overnight loan, and will be in excess of the overnight rate the money market and/or short-term bond funds could otherwise earn as lender in such a transaction.

Unless otherwise indicated, all limitations applicable to Fund investments (as stated above and elsewhere in this Statement of Additional Information or in the Prospectuses) apply only at the time a transaction is entered into. The Funds would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment transaction. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Fund assets invested in certain securities or other instruments, or change in the average duration of a Fund’s investment portfolio, resulting from market fluctuations or other changes in a Fund’s total assets will not require a Fund to dispose of an investment until PIMCO determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Fund. In the event that ratings services assign different ratings to the same security, PIMCO will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

The Funds have investment policies, limitations, or practices that are applicable “normally” or under “normal circumstances” or “normal market conditions” (as stated above and elsewhere in this Statement of Additional Information or in the Prospectuses). Pursuant to the discretion of PIMCO, these investment policies, limitations, or practices may not apply during periods of abnormal purchase or redemption activity or during periods of unusual or adverse market, economic, political or other conditions. Such market, economic or political conditions may include periods of abnormal or heightened market volatility, strained credit and/or liquidity conditions, or increased governmental intervention in the markets or industries. During such periods, a Fund may not invest according to its principal investment strategies or in the manner in which its name may suggest, and may be subject to different and/or heightened risks. It is possible that such unusual or adverse conditions may continue for extended periods of time.

UNDERLYING INDEXES

Each Fund tracks a particular bond market index compiled by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”), which is not affiliated with the Trust, PIMCO, Allianz Global Investors Distributors LLC, or their affiliates. PIMCO has entered into a license agreement with Merrill Lynch to use the Underlying Indexes. PIMCO has sub-licensed rights to use the Underlying Indexes to the Trust at no charge. See the Prospectuses for additional disclaimers relating to the Underlying Indexes.

Underlying Index constituents are capitalization-weighted based on their current amount outstanding. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month Libid rate, until the end of the month at which point all cash is removed from the Underlying Index. Accrued interest is calculated assuming next day settlement. Each Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. Issues that meet the qualifying criteria are included in the Underlying Index for the following month. Issues that no longer meet the criteria during the course of the month remain in the Underlying Index until the next month-end rebalancing at which point they are dropped from the Underlying Index.

The following is a brief description of each Underlying Index.

The Merrill Lynch 1-3 Year US Treasury Index

The Merrill Lynch 1-3 Year US Treasury Index is a subset of The Merrill Lynch US Treasury Index including all securities with a remaining term to final maturity greater than or equal to 1 year and less than 3 years. The Merrill Lynch US Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Qualifying securities must have at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion. Bills, inflation-linked debt and strips are excluded from the index; however, original issue zero coupon bonds are included in the index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped.

The Merrill Lynch 3-7 Year US Treasury Index

The Merrill Lynch 3-7 Year US Treasury Index is a subset of The Merrill Lynch US Treasury Index including all securities with a remaining term to final maturity greater than or equal to 3 years and less than 7 years. The Merrill Lynch US Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Qualifying securities must have at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion. Bills, inflation-linked debt and strips are excluded from the index; however, original issue zero coupon bonds are included in the index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped.

The Merrill Lynch 7-15 Year US Treasury Index

The Merrill Lynch 7-15 Year US Treasury Index is a subset of The Merrill Lynch US Treasury Index including all securities with a remaining term to final maturity greater than or equal to 7 years and less than 15 years. The Merrill Lynch US Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Qualifying securities must have at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion. Bills, inflation-linked debt and strips are excluded from the index; however, original issue zero coupon bonds are included in the index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped.

The Merrill Lynch 15+ Year US Treasury Index

The Merrill Lynch 15+ Year US Treasury Index is a subset of The Merrill Lynch US Treasury Index including all securities with a remaining term to final maturity greater than or equal to 15 years. The Merrill Lynch US Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Qualifying securities must have at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion. Bills, inflation-linked debt and strips are excluded from the index; however, original issue zero coupon bonds are included in the index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped.

The Merrill Lynch 1-5 Year US Inflation-Linked Treasury Index

The Merrill Lynch 1-5 Year US Inflation-Linked Treasury Index is a subset of The Merrill Lynch US Inflation-Linked Treasury Index including all securities with a remaining term to final maturity less than 5 years. The Merrill Lynch US Inflation-Linked Treasury Index tracks the performance of U.S. dollar denominated inflation-linked sovereign debt publicly issued by the U.S. government in its domestic market. Qualifying securities must have at least one year remaining term to final maturity, interest and principal payments tied to inflation and a minimum amount outstanding of $1 billion. Strips are excluded from the index; however, original issue zero coupon bonds are included in the index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped.

The Merrill Lynch 15+ Year US Inflation-Linked Treasury Index

The Merrill Lynch 15+ Year US Inflation-Linked Treasury Index is a subset of The Merrill Lynch US Inflation-Linked Treasury Index including all securities with a remaining term to final maturity greater than or equal to 15 years. The Merrill Lynch US Inflation-Linked Treasury Index tracks the performance of U.S. dollar denominated inflation-linked sovereign debt publicly issued by the U.S. government in its domestic market. Qualifying securities must have at least one year remaining term to final maturity, interest and principal payments tied to inflation and a minimum amount outstanding of $1 billion. Strips are excluded from the index; however, original issue zero coupon bonds are included in the index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped.

The Merrill Lynch US Inflation-Linked Treasury Index

The Merrill Lynch US Inflation-Linked Treasury Index tracks the performance of U.S. dollar denominated inflation-linked sovereign debt publicly issued by the U.S. government in its domestic market. Qualifying securities must have at least one year remaining term to final maturity, interest and principal payments tied to inflation and a minimum amount outstanding of $1 billion. Strips are excluded from the index; however, original issue zero coupon bonds are included in the index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped.

“Merrill Lynch” and “The Merrill Lynch 1-3 Year US Treasury Index,” “The Merrill Lynch 3-7 Year US Treasury Index,” “The Merrill Lynch 7-15 Year US Treasury Index,” “The Merrill Lynch 15+ Year US Treasury Index,” “The Merrill Lynch US Inflation-Linked Treasury Index,” “The Merrill Lynch 1-5 Year US Inflation-Linked Treasury Index” and “The Merrill Lynch 15+ Year US Inflation-Linked Treasury Index” are reprinted with permission. © Copyright 2009 Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”). All rights reserved. “Merrill Lynch” and “The Merrill Lynch 1-3 Year US Treasury Index,” “The Merrill Lynch 3-7 Year US Treasury Index,” “The Merrill Lynch 7-15 Year US Treasury Index,” “The Merrill Lynch 15+ Year US Treasury Index,” “The Merrill Lynch US Inflation-Linked Treasury Index,” “The Merrill Lynch 1-5 Year US Inflation-Linked Treasury Index” and “The Merrill Lynch 15+ Year US Inflation-Linked Treasury Index” (collectively, the “Merrill Lynch Indexes”) are service marks of Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Funds that are based on the Merrill Lynch Indexes, and are not sponsored, endorsed or promoted by Merrill Lynch and/or Merrill Lynch’s affiliates nor is Merrill Lynch and/or Merrill Lynch’s affiliates an adviser to the Funds. Merrill Lynch and Merrill Lynch’s affiliates make no representation, express or implied, regarding the advisability of investing in the Funds or the Merrill Lynch Indexes and do not guarantee the quality, accuracy or completeness of the Index, Index Values or any Index related data included herein, provided herewith or derived therefrom and assume no liability in connection with their use. As the index provider, Merrill Lynch is licensing certain trademarks, the Merrill Lynch Indexes and trade names which are composed by Merrill Lynch without regard to PIMCO, the Funds or any investor. Merrill Lynch and Merrill Lynch’s affiliates do not provide investment advice to PIMCO or the Funds and are not responsible for the performance of PIMCO or the Funds.

Merrill Lynch compiles and publishes the Merrill Lynch Indexes. Merrill Lynch is an affiliate of Bank of America. Bank of America is one of the world’s largest financial institutions, serving individual consumers, small- and middle-market businesses and large corporations with a full range of banking, investing, asset management and other financial and risk management products and services. PIMCO has entered into a license agreement with Merrill Lynch to use each Underlying Index.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. Subject to the provisions of the Trust Instrument, its By-Laws and Delaware law, the Board of Trustees has all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust’s officers.

The charts below identify the Trustees and executive officers of the Trust. Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660. The Trust is a recently organized management investment company.

Trustees

Name, Age and Position Held with Trust*	Term of Office and Length of Time Served /+/	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

Interested Trustees[1]

Brent R. Harris (49) Chairman of the Board and Trustee	02/2009 to present	Managing Director and member of Executive Committee, PIMCO; Formerly, Chairman and Director, PCM Fund, Inc.	130	Chairman and Trustee, PIMCO Funds and PIMCO Variable Insurance Trust; Director, StocksPLUS® Management, Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

Richard M. Weil (46) Trustee	02/2009 to present	Managing Director and member of Executive Committee, PIMCO	130	Trustee, PIMCO Funds and PIMCO Variable Insurance Trust.

Independent Trustees

E. Philip Cannon (68) Trustee	02/2009 to present	Proprietor, Cannon & Company (an investment firm); Formerly, President, Houston Zoo. Formerly, Trustee Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series); Formerly, Director, PCM Fund, Inc.	130	Trustee, PIMCO Funds and PIMCO Variable Insurance Trust.

Vern O. Curtis (75) Trustee	02/2009 to present	Private Investor; Formerly, Director, PCM Fund, Inc.	130	Trustee, PIMCO Funds and PIMCO Variable Insurance Trust.

Name, Age and Position Held with Trust*	Term of Office and Length of Time Served /+/	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee

J. Michael Hagan (69) Trustee	02/2009 to present	Private Investor and Business Advisor (primarily to manufacturing companies); Formerly, Director, Remedy Temp (staffing); Formerly, Director, PCM Fund, Inc.	130	Trustee, PIMCO Funds and PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles).

Ronald C. Parker (58) Trustee	07/2009 to present	Adjunct Professor, Linfield College; Trustee and Chair of the Investment Committee, Oregon Health Science University Foundation; Formerly, Vice Chairman, Hampton Affiliates (forestry products)	130	Trustee, PIMCO Funds and PIMCO Variable Insurance Trust.

William J. Popejoy (71) Trustee	02/2009 to present	Private Investor; Formerly, Director, New Century Financial Corporation (mortgage banking); Formerly, Director, PCM Fund, Inc.	130	Trustee, PIMCO Funds and PIMCO Variable Insurance Trust.

*	The information for the individuals listed is as of June 30, 2009.
/+/	Trustees serve until their successors are duly elected and qualified.
1	Mr. Harris and Mr. Weil are “interested persons” of the Trust (as that term is defined in the 1940 Act) because of their affiliations with PIMCO.

Executive Officers

Name, Age and Position Held with Trust*	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brent R. Harris (49) President	03/2009 to present	Managing Director and member of Executive Committee, PIMCO.

David C. Flattum (44) Chief Legal Officer	02/2009 to present	Managing Director and General Counsel, PIMCO. Formerly, Executive Vice President, PIMCO, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Jennifer E. Durham (38) Chief Compliance Officer	02/2009 to present	Executive Vice President, PIMCO. Formerly; Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (65) Senior Vice President	02/2009 to present	Managing Director and Co-Chief Investment Officer, PIMCO.

Richard M. Weil (46) Senior Vice President	05/2009 to present	Managing Director and member of Executive Committee, PIMCO.

Name, Age and Position Held with Trust*	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mohamed El-Erian (50) Senior Vice President	02/2009 to present	Managing Director, Co-Chief Investment Officer and Chief Executive Officer, PIMCO. Formerly, President and CEO of Harvard Management Company. Formerly, Managing Director, PIMCO.

J. Stephen King, Jr. (46) Vice President—Senior Counsel, Secretary	11/2008 to present	Senior Vice President and Attorney, PIMCO. Formerly Vice President, PIMCO and Associate, Dechert LLP.

Peter G. Strelow (38) Vice President	02/2009 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President and Vice President, PIMCO.

Henrik P. Larsen (39) Vice President	02/2009 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Donald W. Suskind (36) Vice President	05/2009 to present	Vice President, PIMCO.

John P. Hardaway (52) Treasurer	11/2008 to present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Joshua D. Ratner (32) Assistant Secretary	02/2009 to present	Vice President and Attorney, PIMCO. Formerly, Associate, Skadden, Arps, Slate, Meagher & Flom LLP and Associate, Ropes & Gray LLP.

Stacie D. Anctil (39) Assistant Treasurer	02/2009 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Specialist, PIMCO.

Erik C. Brown (41) Assistant Treasurer	02/2009 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Trent W. Walker (35) Assistant Treasurer	02/2009 to present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO. Formerly, Senior Manager, PricewaterhouseCoopers LLP.

*	The information for the individuals listed is as of June 30, 2009.

Securities Ownership

Listed below for each Trustee is a dollar range of securities beneficially owned in the Funds together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2008.

Name of Trustee	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Funds Overseen by Trustee in Family of Investment Companies

Interested Trustees
Brent R. Harris	N/A	Over $100,000
Richard M. Weil	N/A	Over $100,000
Independent Trustees
E. Philip Cannon	N/A	Over $100,000
Vern O. Curtis	N/A	Over $100,000
J. Michael Hagan	N/A	Over $100,000
Ronald C. Parker**	N/A	N/A
William J. Popejoy	N/A	Over $100,000

*	The Fund is a recently organized management investment company that had not yet issued shares as of December 31, 2008.
**	Mr. Parker joined the Board of Trustees on July 21, 2009.

The table below sets forth, to the best of the Trust’s knowledge, the approximate percentage of applicable Funds owned by the Trust’s Officers and Trustees, as a group, as of August 14, 2009:

Fund	Percent
1-3 Year U.S. Treasury Index Fund	2.2%

To the best of the Trust’s knowledge, as of August 14, 2009, the Trustees and Officers of the Trust, as a group, owned less than 1% of the shares of each Fund not listed in the above table.

Trustee Ownership of the Investment Manager and Principal Underwriter, and Their Control Persons

No independent Trustee (or his immediate family members) had any direct or indirect interest, the value of which exceeds $120,000, in the investment adviser, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the investment adviser or the principal underwriter of the Trust (not including registered investment companies). Set forth in the table below is information regarding each independent Trustee’s (and his immediate family members’) share ownership in securities of the investment adviser of the Trust, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Trust (not including registered investment companies), as of December 31, 2008.

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class

E. Philip Cannon	None	None	None	None	None
Vern O. Curtis	None	None	None	None	None
J. Michael Hagan	None	None	None	None	None
Ronald C. Parker	None	None	None	None	None
William J. Popejoy	None	None	None	None	None

No independent Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $120,000; (ii) any securities interest in the principal underwriter of the Trust or the investment adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $120,000, with:

•	the Funds;

•	an officer of the Funds;

•

an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the investment adviser or principal underwriter of the Funds;

•

an officer or an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the investment adviser or principal underwriter of the Funds;

•	the investment adviser or principal underwriter of the Funds;

•	an officer of the investment adviser or principal underwriter of the Funds;

•	a person directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Funds; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Funds.

Standing Committees

The Trust has a standing Audit Committee that consists of all of the independent Trustees (Messrs. Cannon, Curtis, Hagan and Popejoy). The Audit Committee reviews both the audit and non-audit work of the Trust’s independent registered public accounting firm, submits a recommendation to the Board of Trustees as to the selection of an independent registered public accounting firm, and reviews generally the maintenance of the Trust’s records and the safekeeping arrangement of the Trust’s custodian. During the fiscal year ended June 30, 2009, the Audit Committee met one time.

The Board of Trustees has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other investments and, as required by the Trust’s valuation policies, when the Board of Trustees is not in session it shall determine the fair value of portfolio holdings after consideration of all relevant factors, which determinations shall be reported to the full Board of Trustees. The Valuation Committee currently consists of Messrs. Harris, Weil, Hardaway and Brown and Ms. Anctil. However, the members of this committee may be changed by the Board of Trustees from time to time. During the fiscal year ended June 30, 2009, the Valuation Committee met one time.

The Trust also has a Governance Committee, composed of independent Trustees (Messrs. Cannon, Curtis, Hagan and Popejoy), that is responsible for the selection and nomination of candidates to serve as Trustees of the Trust. The Governance Committee has a policy in place for considering nominees recommended by shareholders.

The Governance Committee will consider potential trustee nominees recommended by shareholders provided that the proposed nominees: (i) satisfy any minimum qualifications of the Trust for its Trustees and (ii) are not “interested persons” of the Trust or the investment manager within the meaning of the 1940 Act.

In addition, potential trustee nominees recommended by shareholders must fulfill the following requirements:

(a) The nominee may not be the nominating shareholder, a member of the nominating shareholder group, or a member of the immediate family of the nominating shareholder or any member of the nominating shareholder group;

(b) Neither the nominee nor any member of the nominee’s immediate family may be currently employed or employed within the last year by any nominating shareholder entity or entity in a nominating shareholder group;

(c) Neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or indirectly, during the year of the election for which the nominee’s name was submitted, during the immediately preceding calendar year, or during the year when the nominee’s name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or any member of a nominating shareholder group;

(d) The nominee may not be an executive officer or director (or person performing similar functions) of the nominating shareholder or any member of the nominating shareholder group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group; and

(e) The nominee may not control (as “control” is defined in the 1940 Act) the nominating shareholder or any member of the nominating shareholder group (or in the case of a shareholder or member that is a fund, an interested person of such shareholder or member as defined by Section 2(a)(19) of the 1940 Act).

The nominating shareholder or shareholder group must meet the following requirements:

(a) Any shareholder or shareholder group submitting a proposed nominee must beneficially own, either individually or in the aggregate, more than 5% of a series of the Trust’s securities that are eligible to vote at the time of submission of the nominee and at the time of the annual meeting where the nominee may be elected. Each of the securities used for purposes of calculating this ownership must have been held continuously for at least two years as of the date of the nomination. In addition, such securities must continue to be held through the date of the meeting. The nominating shareholder or shareholder group must also bear the economic risk of the investment and the securities used for purposes of calculating the ownership cannot be held “short”; and

(b) The nominating shareholder or shareholder group must also submit a certification which provides the number of shares which the person or group has (i) sole power to vote or direct the vote; (ii) shared power to vote or direct the vote; (iii) sole power to dispose or direct the disposition of such shares; and (iv) shared power to dispose or direct the disposition of such shares. In addition, the certification shall provide that the shares have been held continuously for at least two years.

A nominating shareholder or shareholder group may not submit more proposed nominees than the number of Board positions open each year. All shareholder recommended nominee submissions must be received by the Trust by the deadline for submission of any shareholder proposals which would be included in the Trust’s proxy statement, if any.

Shareholders recommending potential trustee nominees must substantiate compliance with these requirements at the time of submitting their proposed trustee nominee to the attention of the Trust’s Secretary. Notice to the Trust’s Secretary should be provided in accordance with the deadline specified above and include, (i) the shareholder’s contact information; (ii) the trustee nominee’s contact information and the number of shares owned by the proposed nominee; (iii) all information regarding the proposed nominee that would be required to be disclosed in solicitations of proxies for elections of trustees required by Regulation 14A of the Securities Exchange Act of 1934, as amended (“1934 Act”); and (iv) a notarized letter executed by the proposed nominee, stating his or her intention to serve as a nominee and be named in the Trust’s proxy statement, if nominated by the Board of Trustees, to be named as a trustee if so elected.

During the fiscal year ended June 30, 2009, the Governance Committee met one time.

Compensation Table

The following table sets forth information regarding compensation received by the Trustees for the fiscal year ending June 30, 2009 and the aggregate compensation paid by the Fund Complex for the one-year period ended June 30, 2009:

Name and Position	Aggregate Compensation from Trust[1]	Total Compensation from Trust and Fund Complex Paid to Trustees[2]

E. Philip Cannon, Trustee	$6,222	$184,722
Vern O. Curtis, Trustee	$6,222	$184,722
J. Michael Hagan, Trustee	$7,222	$203,722
Ronald C. Parker, Trustee[3]	N/A	N/A
William J. Popejoy, Trustee	$7,222	$187,722

[1]

During the Trust’s fiscal year ending June 30, 2009, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $10,000 (pro-rated), plus $1,000 for each Board of Trustees meeting attended in person, $250 for each committee meeting attended and $500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $1,000 (pro-rated) and each other committee chair received an additional annual retainer of $500 (pro-rated). Trustee compensation for the Trust’s first fiscal year, ending June 30, 2009, was pro-rated to February 24, 2009, the date Messrs. Cannon, Curtis, Hagan and Popejoy accepted their appointment to the Board.

[2]

During the one-year period ending June 30, 2009, each Trustee also served as a Trustee of PIMCO Funds, a registered open-end management investment company, and as a Trustee of PIMCO Variable Insurance Trust, a registered open-end management investment company.

For their services to PIMCO Funds, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $15,000 and each other committee chair received an additional annual retainer of $1,500.

For their services to PIMCO Variable Insurance Trust, each Trustee, other than those affiliated with PIMCO or its affiliates, received an annual retainer of $15,000, plus $2,375 for each Board of Trustees meeting attended in person, $500 for each committee meeting attended and $750 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $2,000 and each other committee chair received an additional annual retainer of $500.

[3]	Mr. Parker joined the Board of Trustees on July 21, 2009.

Investment Manager

PIMCO, a Delaware limited liability company, serves as investment manager to the Funds pursuant to an investment management agreement (“Investment Management Agreement”) between PIMCO and the Trust. PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. PIMCO had approximately $841 billion of assets under management as of June 30, 2009.

PIMCO is a majority owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global Investors”) with a minority interest held by PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. Through various holding company structures, Allianz Global Investors is majority owned by Allianz SE.

Allianz SE is a European based, multinational insurance and financial services holding company and a publicly traded German company. As of December 31, 2008, the Allianz Group (including PIMCO) had third-party assets under management of over €703 billion.

The general partner of Allianz Global Investors has substantially delegated its management and control of Allianz Global Investors to a Management Board. The Management Board of Allianz Global Investors is comprised of John C. Maney.

There are currently no significant institutional shareholders of Allianz SE. Dresdner Bank AG was sold to Commerzbank AG in January 2009 and Allianz SE now owns approximately 14% of Commerzbank AG. Certain broker-dealers that might be controlled by, or affiliated with, Allianz SE may be considered to be affiliated persons of PIMCO and/or Allianz Global Investors Distributors LLC. Broker-dealer affiliates of such significant institutional shareholders, if any, are sometimes referred to herein as “Affiliated Brokers.” Absent an SEC exemption or other regulatory relief, the Funds generally are precluded from effecting principal transactions with Affiliated Brokers, and the Funds’ ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Funds’ ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act. PIMCO does not believe that the restrictions on transactions with the Affiliated Brokers described above will materially adversely affect its ability to provide services to the Funds, the Funds’ ability to take advantage of market opportunities, or the Funds’ overall performance.

Investment Management Agreement

Each Fund pays for the advisory, supervisory and administrative services it requires under an all-in fee structure.

PIMCO is responsible for making investment decisions and placing orders for the purchase and sale of the Trust’s investments directly with the issuers or with brokers or dealers selected by it in its discretion. See “Portfolio Transactions and Brokerage,” below. PIMCO also furnishes to the Board of Trustees, which has overall responsibility for the business and affairs of the Trust, periodic reports on the investment performance of each Fund.

Under the terms of the Investment Management Agreement, PIMCO is obligated to manage the Funds in accordance with applicable laws and regulations. The investment advisory services of PIMCO to the Trust are not exclusive under the terms of the Investment Management Agreement. PIMCO is free to, and does, render investment advisory services to others.

Following the expiration of the two year period commencing with the effectiveness of the Investment Management Agreement, it will continue in effect on a yearly basis provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees and (ii) by a majority of the independent Trustees. The Investment Management Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Trust, or by PIMCO, on 60 days’ written notice by either party to the contract and will terminate automatically if assigned.

Pursuant to the Investment Management Agreement, PIMCO also provides the Funds with certain supervisory, administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other Fund service providers (“Supervisory and Administrative Services”). PIMCO may in turn use the facilities or assistance of its affiliates to provide certain Supervisory and Administrative Services on terms agreed between PIMCO and such affiliates. The Supervisory and Administrative Services provided by PIMCO include but are not limited to: (1) shareholder servicing functions, including preparation of shareholder reports and communications, (2) regulatory compliance, such as reports and filings with the SEC, and (3) general supervision of the operations of the Funds, including coordination of the services performed by the Funds’ transfer agent, custodian, legal counsel, independent registered public accounting firm, and others. PIMCO (or an affiliate of PIMCO) also furnishes the Funds with office space facilities required for conducting the business of the Funds, and pays the compensation of those officers, employees and Trustees of the Trust affiliated with PIMCO. In addition, PIMCO, at its own expense, arranges for the provision of legal, audit, custody, transfer agency and other services for the Funds, and is responsible for the costs of registration of the Trust’s shares, the printing of the Prospectuses and shareholder reports for current shareholders, the Listing Exchange fees and the Underlying Index licensing fees.

Management Fee Rates

PIMCO has contractually agreed to provide the foregoing services, and to bear these expenses, at the following rates (each expressed as a percentage of the Fund’s average daily net assets on an annual basis):

Fund	Management Fee Rate

PIMCO 1-3 Year U.S. Treasury Index Fund	0.15%
PIMCO 3-7 Year U.S. Treasury Index Fund	0.15%
PIMCO 7-15 Year U.S. Treasury Index Fund	0.15%
PIMCO 15+ Year U.S. Treasury Index Fund	0.15%
PIMCO 1-5 Year U.S. TIPS Index Fund	0.20%
PIMCO 15+ Year U.S. TIPS Index Fund	0.20%
PIMCO Broad U.S. TIPS Index Fund	0.20%

Except for the expenses paid by PIMCO, the Trust bears all costs of its operations. The Funds are responsible for: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) securities lending fees and expenses; (vi) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vii) extraordinary expenses, including costs of litigation and indemnification expenses; and (viii) expenses, such as organizational expenses, which are capitalized in accordance with generally accepted accounting principles.

The Investment Management Agreement may be terminated by the Trustees, or by a vote of a majority of the outstanding voting securities of the Trust or, with respect to a Fund, a Fund, at any time on 60 days’ written notice. Following the expiration of the two-year period commencing with the effectiveness of the Investment Management Agreement, it may be terminated by PIMCO, also on 60 days’ written notice.

Following the expiration of the two-year period commencing with the effectiveness of the Investment Management Agreement, the Investment Management Agreement is subject to annual approval by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act). The current Investment Management Agreement, dated April 24, 2009, as supplemented from time to time, was approved by the Board of Trustees, including all of the independent Trustees at a meeting held on February 24, 2009.

Management Fee Waived

PIMCO has contractually agreed, until October 31, 2010, to waive its management fee, or reimburse a Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% (the “Expense Limit”) of such Fund’s average net assets. Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit.

In addition, with respect to the PIMCO 1-3 Year U.S. Treasury Index Fund, PIMCO has contractually agreed, until October 31, 2011, to waive a portion of its management fee equal to 0.06% of average daily net assets. Under the Fee Waiver Agreement, PIMCO is entitled to reimbursement by the PIMCO 1-3 Year U.S. Treasury Index Fund of any portion of the management fees waived, reduced or reimbursed pursuant to the Fee Waiver Agreement (the “Reimbursement Amount”) during the previous three years, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata Trustees’ fees pursuant to the Expense Limitation Agreement, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO. The Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Proxy Voting Policies and Procedures

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, the Proxy Policy also applies to any voting rights and/or consent rights of PIMCO, on behalf of the Funds, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.

The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Funds and their shareholders. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders.

PIMCO will supervise and periodically review its proxy voting activities and implementation of the Proxy Policy. PIMCO will review each proxy to determine whether there may be a material conflict between PIMCO and the Funds. If no conflict exists, the proxy will be forwarded to the appropriate portfolio manager for consideration. If a conflict does exist, PIMCO will seek to resolve any such conflict in accordance with the Proxy Policy. PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of the Funds. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the Funds’ best interest by pursuing any one of the following courses of action: (i) convening a committee to assess and resolve the conflict; (ii) voting in accordance with the instructions of the Board of Trustees; (iii) voting in accordance with the recommendation of an independent third-party service provider; (iv) suggesting to the Board of Trustees that the Fund engage another party to determine how the proxy should be voted; (v) delegating the vote to a third-party service provider; or (vi) voting in accordance with the factors discussed in the Proxy Policy.

Information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling the Trust at 1-888-400-4ETF (1-888-400-4383), on the Trust’s website at www.pimcoetfs.com, on the Distributor’s website at http://www.allianzinvestors.com, and on the SEC’s website at http://www.sec.gov.

Copies of the written Proxy Policy and the factors that PIMCO may consider in determining how to vote proxies for the Funds are available by calling the Trust at 1-888-400-4ETF (1-888-400-4383), on the Trust’s website at www.pimcoetfs.com and on the Distributor’s website at http://www.allianzinvestors.com.

PORTFOLIO MANAGERS

Other Accounts Managed

The portfolio manager who is responsible for the day-to-day management of the Funds also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of June 30, 2009: (i) the Fund(s) managed by the specified portfolio manager; (ii) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio managers; and (iii) the total assets of such companies, vehicles and accounts, and the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $millions)
Bhansali[1]
Registered Investment Companies	6	$573	N/A	N/A
Other Pooled Investment Vehicles	14	$3,487	N/A	N/A
Other Accounts	6	$2,240	2	$38

[1]

Dr. Bhansali manages the PIMCO 1-3 Year U.S. Treasury Index Fund, which commenced operations on June 1, 2009. He also manages the PIMCO 3-7 Year U.S. Treasury Index Fund, PIMCO 7-15 Year U.S. Treasury Index Fund, PIMCO 15+ Year U.S. Treasury Index Fund, PIMCO 1-5 Year U.S. TIPS Index Fund, PIMCO 15+ Year U.S. TIPS Index Fund and PIMCO Broad U.S. TIPS Index Fund, which have not commenced operations as of the date of this Statement of Additional Information.

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of his position with the Funds, the portfolio manager knows the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

Portfolio Manager Compensation

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

•

3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors’ profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Key employees of PIMCO, including certain Managing Directors, Executive Vice Presidents, and Senior Vice Presidents, are eligible to participate in the PIMCO Class M Unit Equity Participation Plan, a long-term equity plan. The Class M Unit Equity Participation Plan grants options on PIMCO equity that vest in years three, four and five. Upon vesting, the options will convert into PIMCO M Units, which are non-voting common equity of PIMCO. M Units pay out quarterly distributions equal to a pro-rata share of PIMCO’s net profits. There is no assured liquidity and they may remain outstanding perpetually.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Partner Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

Securities Ownership

To the best of the Trust’s knowledge, the table below shows the dollar range of shares of the Funds beneficially owned as of June 30, 2009, by each portfolio manager of the Funds.

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Bhansali[1]	PIMCO 1-3 Year U.S. Treasury Index Fund	$100,001-$500,000

[1]

Dr. Bhansali manages the PIMCO 1-3 Year U.S. Treasury Index Fund, which commenced operations on June 1, 2009. He also manages the PIMCO 3-7 Year U.S. Treasury Index Fund, PIMCO 7-15 Year U.S. Treasury Index Fund, PIMCO 15+ Year U.S. Treasury Index Fund, PIMCO 1-5 Year U.S. TIPS Index Fund, PIMCO 15+ Year U.S. TIPS Index Fund and PIMCO Broad U.S. TIPS Index Fund, which have not commenced operations as of the date of this Statement of Additional Information.

CREATIONS AND REDEMPTIONS

The Trust issues and sells shares of the Funds only in Creation Units on a continuous basis through the Distributor (as defined below), without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Participant Agreement (as defined below), on any Business Day (as defined below).

A “Business Day” with respect to the Funds is each day the Listing Exchange and the bond markets, as determined by Securities Industry and Financial Markets Association (“SIFMA”), are open, which excludes weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day.

Distributor

Allianz Global Investors Distributors LLC (the “Distributor”) serves as the principal underwriter of the Trust’s shares pursuant to a distribution contract (“Distribution Contract”) with the Trust which is subject to annual approval by the Board of Trustees. The Distributor is an indirect subsidiary of Allianz Global Investors. The Distributor, located at 1345 Avenue of the Americas, New York, NY 10105, is a broker-dealer registered with the SEC. The Distribution Contract is terminable with respect to a Fund without penalty, at any time, by such Fund by not more than 60 days’ nor less than 30 days’ written notice to the Distributor, or by the Distributor upon not more than 60 days’ nor less than 30 days’ written notice to the Trust. The Distributor distributes Creation Units for the Funds and does not maintain a secondary market in shares of the Funds. The Distributor is not obligated to sell any specific amount of Trust shares.

Following the expiration of the two-year period commencing with the effectiveness of the Distribution Contract, the Distribution Contract will continue in effect with respect to each Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Contract, the Investment Management Agreement or the Distribution and/or Servicing Plans (if any) described below; and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. If the Distribution Contract is terminated (or not renewed) with respect to one or more Funds, it may continue in effect with respect to any Fund as to which it has not been terminated (or has been renewed).

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

Fund Deposit

The consideration for purchase of Creation Units may consist of (i) Deposit Securities and the Cash Component, which may constitute an optimized representation of the securities of a Fund’s Underlying Index and will generally correspond pro rata, to the extent practicable, to the Fund securities, or, alternatively, (ii) the Cash Deposit. The Deposit Securities may include securities in different proportions than securities of the Underlying Index or may include securities not currently represented in the Underlying Index. Together, the Deposit Securities and Cash Component or, alternatively, the Cash Deposit, constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of a Fund.

In the event a Fund requires Deposit Securities in consideration for purchasing a Creation Unit, the portfolio of securities required may be different than the portfolio of securities such Fund will deliver upon redemption of Fund shares.

In the event a Fund requires Deposit Securities and a Cash Component in consideration for purchasing a Creation Unit, the function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

PIMCO, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business (subject to amendments) on the Listing Exchange (currently 9:30 a.m., Eastern time), the identity and the required number of shares of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day).

The Deposit Securities and Cash Component are subject to any adjustments, as described below, in order to effect purchases of Creation Units of that Fund until such time as the next-announced composition of the Deposit Securities and Cash Component is made available.

The identity and amount of the Deposit Securities and Cash Component changes pursuant to the changes in the composition of that Fund’s portfolio and as rebalancing adjustments are reflected from time to time by PIMCO with a view to the investment objective of that Fund. The composition of the Deposit Securities and the amount of the Cash Component may also change in response to adjustments to the weighting or composition of the component securities of that Fund’s Underlying Index.

If the Trust requires Deposit Securities for purchases of a Creation Unit, the Trust may require substitution of securities in different proportions than securities constituting the Deposit Securities or require certain securities in lieu of Deposit Securities. The Trust may also require the substitution of an amount of cash (a “cash-in-lieu” amount) to replace any Deposit Security of that Fund that is a non-deliverable instrument. The amount of cash contributed will be equivalent to the price of the non-deliverable instrument listed as a Deposit Security. The Trust reserves the right to permit or require the substitution of a “cash in-lieu” amount to be added to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (as discussed below), or the Federal Reserve System for U.S. Treasury securities. The Trust also reserves the right to permit or require a “cash-in-lieu” amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of Deposit Securities from an investor to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes known to PIMCO, on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index.

Procedures for Creating Creation Units

To be eligible to place orders with the Transfer Agent (defined below) and to create a Creation Unit of a Fund, an entity must be: (i) a “Participating Party,” i.e. a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant and must have executed an agreement with the Distributor and Transfer Agent, with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed below). A Participating Party or DTC Participant who has executed a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants. All shares of the Funds, however created, will be entered on the records of DTC in the name of its nominee for the account of a DTC Participant.

Except as described below, and in all cases subject to the terms of the applicable Participant Agreement, all orders to create Creation Units of a Fund must be received by the Transfer Agent no later than the closing time of the regular trading session of the Listing Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed for creation of Creation Units to be effected based on the NAV of shares of such Fund as next determined after receipt of an order in proper form. Orders requesting substitution of a “cash-in-lieu” amount or a Cash Deposit (collectively, “Non-Standard Orders”), must be received by the Transfer Agent no later than 3:00 p.m., Eastern time. On days when the Listing

Exchange closes earlier than normal (such as the day before a holiday), the Fund requires standard orders to create Creation Units to be placed by the earlier closing time and Non-Standard Orders to create Creation Units must be received no later than one hour prior to the earlier closing time. In addition, orders to purchase shares of the Funds will not be accepted on any day when the bond markets are closed. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

All investor orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Fund will have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor. A limited number of broker-dealers are expected to execute a Participant Agreement and only a small number of such Authorized Participants are expected to have international capabilities.

Placement of Creation Orders

Fund Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through DTC (for corporate and municipal securities) by an Authorized Participant. The Fund Deposit transfer must be ordered by the DTC Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the applicable Fund by no later than 1:00 p.m., Eastern time, on the Settlement Date. The “Settlement Date” for the Funds is generally the next business day after the Transmittal Date for cash and the third business day after the Transmittal Date for securities. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. For Fund Deposits consisting of cash, the amount of cash must be transferred directly to the Custodian (defined below) through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 1:00 p.m., Eastern time, on the Settlement Date. If the Deposit Securities, Cash Component and/or Cash Deposit, as applicable, are not received by 1:00 p.m., Eastern time, the creation order may be canceled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund. The delivery of Creation Units so created generally will occur no later than the third business day following the day on which the purchase order is deemed received by the Transfer Agent.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 115%, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian by 1:00 p.m., Eastern time, on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 1:00 p.m., Eastern time, on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115%, of the daily marked to market value of the missing Deposit Securities. In the event of a failure to deliver the missing Deposit Securities the Trust may buy securities according to industry standards and procedures. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities, on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Creation Orders

The Trust and the Distributor reserve the absolute right to reject or revoke acceptance of a creation order transmitted to it in respect to a Fund, for example if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of such Fund; (iii) the Fund Deposit delivered is not as disseminated through the facilities of the NSCC for that date by PIMCO, as described above; (iv) acceptance of the Fund Deposit would have certain adverse tax consequences to such Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or PIMCO, have an adverse effect on the Trust or the rights of beneficial owners of such Fund; (vii) the value of Creation Units to be created exceeds a purchase authorization limit afforded to the Authorized Participant by the Trust and the Authorized Participant has not deposited an amount in excess of such purchase authorization with the Custodian prior to 3:00 p.m. Eastern time, on the Transmittal Date; or (viii) in the event that circumstances outside the control of the Trust, the Transfer Agent, the Distributor or PIMCO make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, facsimile and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, PIMCO, the Distributor, DTC, NSCC’s Continuous Net Settlement System, Federal Reserve, the Transfer Agent or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, Transfer Agent, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered and the amount and form of the Cash Component or Cash Deposit, as applicable, shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

A purchase transaction fee may be imposed for the transfer and other transaction costs associated with the issuance of Creation Units of shares. Where the Trust permits or specifies cash creations, an Authorized Participant submitting a cash creation order may be assessed an additional variable charge on the cash portion of its order up to a maximum additional amount as indicated in the table below. Authorized Participants will bear the costs of transferring Fund Deposits to the Trust. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged fees for such services. The following tables set forth the standard and variable creation transaction fees for the Funds:

Fund	Standard Creation Transaction Fee*	Maximum Additional Variable Charge for Cash Creations**
1-3 Year U.S. Treasury Index Fund 3-7 Year U.S. Treasury Index Fund 7-15 Year U.S. Treasury Index Fund 15+ Year U.S. Treasury Index Fund	$500	0.05%

1-5 Year U.S. TIPS Index Fund 15+ Year U.S. TIPS Index Fund Broad U.S. TIPS Index Fund	$500	0.10%

*	Applicable to in-kind and cash purchases.
**	As a percentage of the cash amount invested.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form on a Business Day. The Funds will not redeem shares in amounts less than Creation Units. Beneficial owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Authorized Participants should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit. All redemptions are subject to the procedures contained in the applicable Participant Agreement.

With respect to the Fund, PIMCO, through the NSCC, makes available immediately prior to the opening of business on the Listing Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of each Fund’s securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. A Fund’s securities received on redemption will generally correspond pro rata, to the extent practicable, to such Fund’s securities. A Fund’s securities received on redemption (“Fund Securities”) may include securities in different proportions than securities of the Underlying Index or may include securities not currently represented in the Underlying Index. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

Unless cash only redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit may consist of Fund Securities – as announced on the Business Day of the request for a redemption order received in proper form – plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee, if applicable. Notwithstanding the foregoing, the Trust will substitute a “cash-in-lieu” amount to replace any Fund Security that is a non-deliverable instrument. The amount of cash paid out in such cases will be equivalent to the value of the non-deliverable instrument listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by an Authorized Participant. To the extent redemption proceeds consist of Fund Securities, the Trust may deliver securities in different proportions than securities constituting the Fund Securities or deliver certain securities in lieu of Fund Securities.

Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and each Fund reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or a beneficial owner of shares for which it is acting, subject to a legal restriction with respect to a particular security included in the redemption of a Creation Unit may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming beneficial owner of shares that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of such Fund or determination of such Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC.

Redemption Transaction Fee

A redemption transaction fee may be imposed to offset transfer and other transaction costs. Where the Trust permits or specifies cash redemptions, an Authorized Participant submitting a cash redemption order may be assessed an additional variable charge on the cash portion of its order up to a maximum additional amount as indicated in the table below. Authorized Participants will bear the costs of transferring Fund Securities or cash from the Trust to their account or on their order. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged fees for such services. The following tables set forth the standard and variable redemption transaction fees for the Funds:

Fund	Standard Redemption Transaction Fee*	Maximum Additional Variable Charge for Cash Redemptions**
1-3 Year U.S. Treasury Index Fund 3-7 Year U.S. Treasury Index Fund 7-15 Year U.S. Treasury Index Fund 15+ Year U.S. Treasury Index Fund	$500	0.05%

1-5 Year U.S. TIPS Index Fund 15+ Year U.S. TIPS Index Fund Broad U.S. TIPS Index Fund	$500	0.10%

*	Applicable to in-kind and cash redemptions.
**	As a percentage of the cash amount received.

Placement of Redemption Orders

To be eligible to place redemption orders for Creation Units of a Fund an entity must be a DTC Participant that has executed a Participant Agreement and have the ability to transact through the Federal Reserve System. An order to redeem Creation Units is deemed received by the Trust on the Transmittal Date if (i) such order is received no later than 4:00 p.m., Eastern time, on such Transmittal Date, except as described below; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to the Transfer Agent no later than 1:00 p.m., Eastern time, on the Settlement Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Orders requesting substitution of a “cash-in-lieu” amount or an all-cash payment must be received no later than 3:00 p.m. Eastern time. On days when the Listing Exchange closes earlier than normal (such as the day before a holiday), the Fund requires orders to redeem Creation Units to be placed by the earlier closing time and cash redemption orders must be received by the Transfer Agent no later than one hour prior to the earlier closing time. In addition, orders to redeem shares of a Fund will not be accepted on any day when the bond markets are closed. After the Trust has deemed an order for redemption received, the Trust will initiate procedures to transfer the requisite Fund Securities, Cash Redemption Amount and/or all-cash payment to the Authorized Participant by the Settlement Date.

To the extent contemplated by the Participant Agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Transfer Agent, on behalf of a Fund, the Transfer Agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral having a value (marked to market daily) at least equal to 115% of the value of the missing shares. The current procedures for collateralization of missing shares require, among other things, that any collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Transfer Agent and marked to market daily, and that the fees of the Transfer Agent in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant’s Participant Agreement will permit the Trust, on behalf of the Funds, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and/or Cash Redemption Amount to be delivered upon redemption will be made by the Transfer Agent according to the NAV calculation set forth under “Net Asset Value” below, computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant by the specified time on the Transmittal Date, and the requisite number of shares of the applicable Fund are delivered to the Transfer Agent prior to 1:00 p.m. Eastern time on the Settlement Date, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Transfer Agent on such Transmittal Date. A redemption order must be submitted in proper form. If the requisite number of shares of the applicable Fund are not delivered by 1:00 p.m. Eastern time on the Settlement Date, such Fund will not release the underlying securities for delivery unless collateral is posted in the amount of 115% of the missing shares (marked-to-market daily).

The Trust may exercise its discretion to redeem shares wholly or partly in cash, such as when it is not possible to effect deliveries of Fund Securities, and the redeeming beneficial owner of shares will be required to receive its redemption proceeds in cash. In addition, an Authorized Participant may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the Authorized Participant will receive a cash payment equal to the NAV of its shares based on the NAV of shares of such Fund next determined after the redemption request is received in proper form (minus any applicable redemption transaction fee). A Fund may also, in its sole discretion, upon request of an Authorized Participant, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Funds reserve the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or an investor for which it is acting, subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Distribution and Servicing (12b-1) Plan

The Trust has adopted a Distribution and Servicing (12b-1) Plan (the “12b-1 Plan”) with respect to shares of the Funds to permit the implementation of the Funds’ method of distribution. However, no 12b-1 Plan fee is currently charged to the Funds, and there are no plans in place to impose a 12b-1 Plan fee.

Under the terms of the 12b-1 Plan, the Trust is permitted to compensate, out of a Fund’s assets, in amounts up to an annual rate of 0.25% of the average daily net assets of a Fund’s shares, financial intermediaries for costs and expenses incurred in connection with the distribution and marketing of the shares and/or the provision of certain shareholder services to its customers that invest in shares of such Fund. Such services may include, but are not limited to, the following: marketing and promotional services including advertising; providing facilities to answer questions from prospective investors about the Funds; receiving and answering correspondence or responding to shareholder inquiries, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of shares; and assisting investors in completing application forms and selecting account options.

Fees paid pursuant to the 12b-1 Plan may be paid for shareholder services and the maintenance of shareholder accounts, and therefore may constitute “service fees” for purposes of applicable rules of the FINRA. The 12b-1 Plan has been adopted in accordance with the requirements of Rule 12b-1 under the 1940 Act and will be administered in accordance with the provisions of that rule.

The 12b-1 Plan provides that it may not be amended to materially increase the costs which shareholders may bear under the 12b-1 Plan without the approval of a majority of the outstanding voting securities of such Fund and by vote of a majority of both (i) the Trustees of the Trust and (ii) those Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or any agreements related to it (the “Disinterested Trustees”), cast in person at a meeting called for the purpose of voting on the 12b-1 Plan and any related amendments. The 12b-1 Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the Disinterested Trustees defined above.

Following the expiration of the one-year period commencing with the effectiveness of the 12b-1 Plan, the 12b-1 Plan shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the Disinterested Trustees defined above. The 12b-1 Plan provides that any person authorized to direct the disposition of monies paid or payable pursuant to the 12b-1 Plan or any related agreement shall provide to the Trustees, and the Board of Trustees shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

Rules of the FINRA limit the amount of distribution fees that may be paid by management investment companies. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that some, if not all, of the fees paid pursuant to the 12b-1 Plan will qualify as “service fees” and therefore will not be limited by FINRA rules which limit distribution fees. However, service fees are limited by FINRA rules that limit service fees to 0.25% of a Fund’s average annual net assets.

In addition, the Distributor, PIMCO and their affiliates also may make payments out of their own resources, at no cost to the Funds, to financial intermediaries for services which may be deemed to be primarily intended to result in the sale of shares of the Funds. The payments described in this section may be significant to the payors and the payees.

Additional Information About the Shares

Independent financial intermediaries unaffiliated with PIMCO may perform shareholder servicing functions with respect to certain of their clients whose assets may be invested in the Funds. These services may include the provision of ongoing information concerning the Funds and their investment performance, responding to shareholder inquiries, assisting with purchases and redemptions of Trust shares, and other services. PIMCO may pay fees to such entities for the provision of these services out of PIMCO’s own resources. These payments may be made from profits received by PIMCO from management fees paid to PIMCO by the Fund. Such activities by PIMCO may provide incentives to financial institutions to purchase or market shares of the Fund. Additionally, these activities may give PIMCO additional access to sales representatives of such financial institutions, which may increase sales of Fund shares.

From time to time, PIMCO may pay or reimburse broker-dealers, banks, recordkeepers or other financial institutions for PIMCO’s attendance at investment forums sponsored by such firms, or PIMCO may co-sponsor such investment forums with such financial institutions. Payments and reimbursements for such activities are made out of PIMCO’s own assets and at no cost to the Funds. These payments and reimbursements may be made from profits received by PIMCO from management fees paid to PIMCO by the Trust. Such activities may provide incentives to financial institutions to market shares of the Funds. Additionally, these activities may give PIMCO additional access to sales representatives of such financial institutions, which may increase sales of Fund shares.

Request for Multiple Copies of Shareholder Documents

To reduce expenses, it is intended that only one copy of a Fund’s Prospectus and each annual and semi-annual report, when available, will be mailed to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact the financial intermediary through which you hold your shares.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

Investment decisions for the Trust and for the other investment advisory clients of PIMCO are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investments by the Funds also may be appropriate for other clients served by PIMCO. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time, including accounts in which PIMCO, its officers or employees may have a financial interest. If a purchase or sale of securities consistent with the investment policies of a Fund and one or more of these clients served by PIMCO is considered at or about the same time, transactions in such securities will be allocated among the Fund and other clients pursuant to PIMCO’s trade allocation policy that is designed to ensure that all accounts, including the Funds, are treated fairly, equitably, and in a non-preferential manner, such that allocations are not based upon fee structure or portfolio manager preference.

PIMCO may acquire on behalf of its clients (including the Trust) securities or other financial instruments providing exposure to different aspects of the capital and debt structure of an issuer, including without limitation those that relate to senior and junior/subordinate obligations of such issuer. In certain circumstances, the interests of those clients exposed to one portion of the issuer’s capital and debt structure may diverge from those clients exposed to a different portion of the issuer’s capital and debt structure. PIMCO may advise some clients or take actions for them in their best interests with respect to their exposures to an issuer’s capital and debt structure that may diverge from the interests of other clients with different exposures to the same issuer’s capital and debt structure.

PIMCO may aggregate orders for the Funds with simultaneous transactions entered into on behalf of other clients of PIMCO when, in PIMCO’s reasonable judgment, aggregation may result in an overall economic benefit to the Funds and other clients in terms of pricing, brokerage commissions or other expenses. When feasible, PIMCO allocates trades prior to execution. When pre-execution allocation is not feasible, PIMCO promptly allocates trades following established and objective procedures. Allocations generally are made at or about the time of execution and before the end of the trading day. As a result, one account may receive a price for a particular transaction that is different from the price received by another account for a similar transaction on the same day. In general, trades are allocated among portfolio managers on a pro rata basis (to the extent a portfolio manager decides to participate fully in the trade), for further allocation by each portfolio manager among that manager’s eligible accounts. In allocating trades among accounts, portfolio managers generally consider a number of factors, including, but not limited to, each account’s deviation (in terms of risk exposure and/or performance characteristics) from a relevant model portfolio, each account’s investment objectives, restrictions and guidelines, its risk exposure, its available cash, and its existing holdings of similar securities. Once trades are allocated, they may be reallocated only in unusual circumstances due to recognition of specific account restrictions.

In some cases, PIMCO may sell a security on behalf of a client, including the Funds, to a broker-dealer that thereafter may be purchased for the accounts of one or more of PIMCO’s other clients, including the Funds, from that or another broker-dealer. PIMCO has adopted procedures it believes are reasonably designed to obtain the best execution for the transactions by each account.

Brokerage and Research Services

There is generally no stated commission in the case of fixed income securities, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

PIMCO places all orders for the purchase and sale of portfolio securities, options and futures contracts for the relevant Fund and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, PIMCO uses its best efforts to obtain for the Trust the best execution available. In seeking best execution, PIMCO, having in mind the Trust’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. Changes in the aggregate amount of brokerage commissions paid by a Fund from year-to-year may be attributable to changes in the asset size of the Fund, the volume of portfolio transactions effected by the Fund, the types of instruments in which the Fund invests, or the rates negotiated by PIMCO on behalf of the Funds.

PIMCO places orders for the purchase and sale of portfolio investments for the Funds’ accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Funds, PIMCO will seek the best execution of the Funds’ orders. In doing so, a Fund may pay higher commission rates than the lowest available when PIMCO believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Trust may use broker-dealers that sell Fund shares to effect the Trust’s portfolio transactions, the Trust and PIMCO will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, PIMCO may receive research services from many broker-dealers with which PIMCO places the Trust’s portfolio transactions. PIMCO also may receive research or research related credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases also may be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to PIMCO in advising various of its clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The management fee paid by the Trust would not be reduced in the event that PIMCO and its affiliates received such services.

As permitted by Section 28(e) of the 1934 Act, PIMCO may cause the Trust to pay a broker-dealer which provides “brokerage and research services” (as defined in the 1934 Act) to PIMCO an amount of disclosed commission or spread for effecting a securities transaction for the Trust in excess of the commission or spread which another broker-dealer would have charged for effecting that transaction.

As noted above, PIMCO may purchase new issues of securities for the Trust in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide PIMCO with research in addition to selling the securities (at the fixed public offering price) to the Trust or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Trust, other PIMCO clients, and PIMCO without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

PIMCO may place orders for the purchase and sale of portfolio securities with a broker-dealer that is affiliated to PIMCO where, in PIMCO’s judgment, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

Pursuant to applicable sections under the 1940 Act, a broker-dealer that is an affiliate of PIMCO may receive and retain compensation for effecting portfolio transactions for a Fund if the commissions paid to such an affiliated broker-dealer by a Fund do not exceed one per centum of the purchase or sale price of such securities.

Since the securities in which the Funds invest consist primarily of fixed income securities, which are generally not subject to stated brokerage commissions, as described above, their investments in securities subject to stated commissions generally constitute a small percentage of the aggregate dollar amount of their transactions.

SEC rules further require that commissions paid to such an affiliated broker-dealer, or PIMCO by a Fund on exchange transactions not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” PIMCO manages the Funds without regard generally to restrictions on portfolio turnover. See “Taxation” below. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to shareholders at ordinary income tax rates).

The portfolio turnover rate of a Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken, if any, are included in the amounts of securities sold and purchased, respectively, during the year. Once operational, portfolio turnover rates for each Fund as of the Trust’s most recent fiscal year end will be provided in the applicable Prospectuses under “Financial Highlights”.

Disclosure of Portfolio Holdings

Policies and Procedures Generally. The Trust has adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the securities holdings of the Funds (the “Disclosure Policy”). The Disclosure Policy is designed to: (i) protect the confidentiality of the Funds’ non-public portfolio holdings information, (ii) prevent the selective disclosure of such information, and (iii) ensure compliance by PIMCO and the Funds with the federal securities laws, including the 1940 Act and the rules promulgated thereunder and general principles of fiduciary duty.

Monitoring and Oversight. The Trust’s Chief Compliance Officer (“CCO”) is responsible for ensuring that PIMCO has adopted and implemented policies and procedures reasonably designed to ensure compliance with the Disclosure Policy and, to the extent the CCO considers necessary, the CCO shall monitor PIMCO’s compliance with its policies and procedures.

Any exceptions to the Disclosure Policy may be made only if approved by the Trust’s CCO upon determining that the exception is in the best interests of the Fund and its shareholders. The CCO must report any exceptions made to the Disclosure Policy to the Trust’s Board of Trustees at its next regularly scheduled meeting.

Quarterly Disclosure. The Funds will publicly disclose the complete schedule of each Fund’s holdings, as reported on a quarter-end basis, by making the information publicly available in a manner consistent with requirements established by the SEC. You may view a Fund’s complete schedule of portfolio holdings for the most recently completed quarter online at http://www.pimco.com, or obtain a copy of the schedule by calling PIMCO at 1-866-746-2606. This information will be available no earlier than the day on which it is transmitted to shareholders in the Funds’ annual and semi-annual reports, or filed with the SEC on Form N-Q, which will occur on or about the sixtieth day after a quarter’s end.

The Funds file their complete schedules of securities holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Daily Disclosure. PIMCO will make available a list of specified securities and/or cash used in the calculation of the estimated iNAV of each Fund (the “iNAV Basket”). On each Business Day, before commencement of trading in shares on a national securities exchange (as defined by Section 2(a)(26) of the 1940 Act), PIMCO will disclose a list of securities to be included in the iNAV Basket for each Fund. PIMCO may make available a Fund’s complete schedule of portfolio holdings and the percentages they represent of the Fund’s net assets, provided that the CCO determines that such disclosure is in the best interests of the Fund’s shareholders. To provide greater transparency, a Fund may disclose its portfolio holdings on each Business Day through financial reporting and news services, including publicly accessible Internet websites.

Confidential Dissemination of Portfolio Holdings Information. No disclosure of non-public portfolio holdings information may be made to any unaffiliated third party except as set forth in this section. This prohibition does not apply to information sharing with the Funds’ service providers, such as the Funds’ investment manager, distributor, custodian, transfer agent, sub-administrator (if any), accountant, counsel, securities class action claims services administrator, financial printer, proxy voting agent, securities lending agent, lender and other select third party service providers (collectively, the “Service Providers”), who generally need access to such information in the performance of their contractual duties and responsibilities. Such Service Providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.

A Fund or PIMCO may, to the extent permitted under applicable law, distribute non-public information regarding a Fund, including portfolio holdings information, more frequently to certain third parties, such as fund analysts and rating and ranking organizations (e.g., Moody’s, Standard & Poor’s, Fitch, Morningstar and Lipper Analytical Services, etc.), pricing information vendors, analytical service providers (e.g., Abel/Noser Corp., FT Interactive Data, etc.) and potential Service Providers that have a legitimate business purpose in receiving such information. The distribution of non-public information must be authorized by an officer of the Trust or PIMCO after determining the requested disclosure is in the best interests of the Fund and its shareholders and after consulting with and receiving approval from PIMCO’s legal department. Any recipient of non-public information will be subject to a confidentiality agreement that contains, at a minimum, provisions specifying that: (1) the Funds’ non-public information provided is the confidential property of the Funds and may not be used for any purpose except in connection with the provision of services to the Funds and, in particular, that such information may not be traded upon; (2) the recipient of the non-public information agrees to limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential; and (3) upon written request from the Funds or PIMCO, the recipient of the non-public information shall promptly return or destroy the information, except as otherwise required by applicable law or such recipient’s record retention policies and procedures. Neither the Funds nor PIMCO may receive compensation or consideration in connection with the distribution of non-public portfolio holdings information.

Non-Specific Information. Under the Disclosure Policy, the Funds or PIMCO may distribute non-specific information about the Funds and/or summary information about the Funds at any time. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality or character of a Fund’s holdings.

Large Trade Notifications

A Fund or its agent may from time to time receive notice that a current or prospective Authorized Participant will place an order for the purchase or redemption of a large number of Creation Units. The Fund may determine to enter into portfolio transactions in anticipation of that order, even though the order will not be placed or processed until the following Business Day, as applicable. This practice provides for a closer correlation between the time Authorized Participants place purchase or redemption orders and the time a Fund enters into portfolio transactions based on those orders, and permits the Fund to be more fully invested in investment securities, in the case of purchase orders, and to more orderly liquidate its investment positions, in the case of redemptions. On the other hand, the current or prospective Authorized Participant may not ultimately place or process the order. In this case, a Fund may be required to borrow assets to settle the portfolio transactions entered into in anticipation of that order, and would therefore incur borrowing costs. The Funds may also suffer investment losses on those portfolio transactions. Conversely, the Funds would benefit from any earnings and investment gains resulting from such portfolio transactions.

NET ASSET VALUE

Net asset value is determined as indicated under “How Net Asset Value Is Determined” in the Prospectuses. Net asset value will be determined on each Business Day. On any Business Day when either the Listing Exchange or bond markets, as determined by SIFMA, close trading early, the Funds may close early and determine net asset value as of an earlier time.

Portfolio securities and other assets for which market quotations are readily available are valued at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, at the mean between representative bid and asked quotations obtained from a quotation reporting system, established market makers or independent pricing services. For NASDAQ traded securities, market value also may be determined on the basis of the NASDAQ Official Closing Price instead of the last reported sales price. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

TAXATION

The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The discussion is based upon current provisions of the Internal Revenue Code, existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Internal Revenue Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the Prospectuses is not intended as a substitute for careful tax planning.

Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code. To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain “qualified publicly traded partnerships,” or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income Test”); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of certain controlled issuers in the same or similar trades or businesses, or the securities of one or more “qualified publicly traded partnerships”; and (c) distribute each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.

If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, a Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and reduced rates of taxation on qualified dividend income in the case of individuals. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Distributions

All dividends and distributions of a Fund, whether received in shares or cash, generally are taxable and must be reported on each shareholder’s federal income tax return. Dividends paid out of a Fund’s investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption.

Although a portion of the dividends paid by certain Funds may qualify for the deduction for dividends received by corporations and/or the reduced tax rate for individuals on certain dividends, it is not expected that any such portion would be significant. Further, the reduced rate for individuals on certain dividends is scheduled to expire after 2010. Dividends paid by certain other Funds generally are not expected to qualify for the deduction for dividends received by corporations and/or the reduced tax rate for individuals on certain dividends. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund’s shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund’s investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash. The maximum tax on long-term capital gains is currently scheduled to increase from 15% to 20% in 2010.

Sales of Shares

Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. If a Fund redeems a shareholder in-kind rather than in cash, the shareholder would realize the same gain or loss as if the shareholder had been redeemed in cash. Further, the shareholder’s basis in the securities received in the in-kind redemption would be the securities’ fair market value on the date of the in-kind redemption.

Backup Withholding

A Fund may be required to withhold up to 28% of all taxable distributions payable to shareholders who fail to provide the Fund or its designee with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Internal Revenue Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal tax liability.

Options, Futures and Forward Contracts, and Swap Agreements

Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“ 60/40”) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or  60/40 gain or loss.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to a Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

A Fund may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. The Trust intends to monitor developments in this area.

Certain requirements that must be met under the Internal Revenue Code in order for a Fund to qualify as a regulated investment company, including the qualifying income and diversification requirements applicable to a Fund’s assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, the use of swaps or other derivatives could adversely affect the character (capital gain vs. ordinary income) of the income recognized by the Funds for federal income tax purposes, as well as the amount and timing of such recognition, as compared to a direct investment in underlying securities, and could result in a Fund’s recognition of income prior to the receipt of any corresponding cash. As a result of the use of swaps and derivatives, a larger portion of the Fund’s distributions may be treated as ordinary income than would have been the case if the Fund did not enter into such swaps or derivatives. The tax treatment of swap agreements and other derivatives may also be affected by future legislation or Treasury Regulations and/or guidance issued by the Internal Revenue Service that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions made by the Fund.

Original Issue Discount and Market Discount

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

Constructive Sales

Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Internal Revenue Code.

Non-U.S. Shareholders

Withholding of Income Tax on Dividends: Under U.S. federal tax law, dividends paid on shares beneficially held by a person who is a “foreign person” within the meaning of the Internal Revenue Code, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in the United States, and the shares held by such beneficial holder are effectively connected with such permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.

Under legislation enacted in 2004, which was recently extended, a Fund is generally able to designate certain distributions to foreign persons as being derived from certain net interest income or net short-term capital gains and such designated distributions are generally not subject to U.S. tax withholding. Although the Funds expect to make allowable designations for dividends declared, the provision is currently scheduled to expire for the Funds’ tax year beginning after June 30, 2010. It should also be noted that the provision does not eliminate all withholding on distributions by the Funds to foreign investors. Distributions that are derived from any dividends on corporate stock or from ordinary income other than U.S. source interest would still be subject to withholding. Foreign currency gains, foreign source interest, and ordinary income from swaps or investments in PFICs would still be subject to withholding when distributed to foreign investors. There can be no assurance as to the amount of distributions that would not be subject to withholding when paid to foreign persons.

Income Tax on Sale of a Fund’s shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) the shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.

State and Local Tax: A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the federal tax on income referred above.

Estate and Gift Taxes: Under existing law, upon the death of a beneficial holder of shares who is a foreign person, such shares will be deemed to be property situated within the United States and will be subject to U.S. federal estate tax. For foreign individuals dying before January 1, 2010, a portion of the applicable Fund shares will not be subject to estate tax to the extent that the applicable Fund holds certain qualifying obligations. If at the time of death the deceased holder is a resident of a foreign country and not a citizen or resident of the United States, such tax will be imposed at graduated rates from 18% to 55% on the total value (less allowable deductions and allowable credits) of the decedent’s property situated within the United States. In general, there is no gift tax on gifts of shares by a beneficial holder who is a foreign person.

The availability of reduced U.S. taxation pursuant to any applicable treaties depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and such treaties.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state’s income tax (“qualifying federal obligations”). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of a Fund’s dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

OTHER INFORMATION

Capitalization

The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

Under Delaware law, shareholders are not personally liable for the obligations of the Trust. In addition, the Trust Instrument disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Trust Instrument also provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. However, there is no certainty that the limited liability of shareholders of a Delaware statutory trust will be recognized in every state. Even in such a circumstance, the risk of a shareholder incurring financial loss on account of shareholder liability would be limited to circumstances in which the contractual disclaimer against shareholder liability is inoperative or the Trust itself is unable to meet its obligations, and thus should be considered remote.

Voting Rights

Under the Trust Instrument, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Trust Instrument. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board of Trustees if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee at any shareholder meeting. The Trustees are required to call a meeting of shareholders if requested in writing to do so by the holders of not less than ten percent of the outstanding shares of the Trust. The Trust’s shares do not have cumulative voting rights, so that a holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees. To avoid potential conflicts of interest, to the extent a Fund owns shares of an affiliated money market or short-term bond fund pursuant to the November 19, 2001 SEC exemptive order discussed above, such Fund will vote such shares in proportion to the votes of all other shareholders of the respective money market or short-term bond fund.

Pursuant to the terms of the Participant Agreement, an Authorized Participant, to the extent that it is a beneficial owner of Fund shares, will irrevocably appoint the Distributor as its attorney and proxy with full authorization and power to vote (or abstain from voting) its beneficially owned Fund shares. The Distributor intends to vote (or abstain from voting) the Authorized Participant’s beneficially owned Fund shares in the same proportion as the votes (or abstentions) of all other shareholders of such Fund on any matter submitted to the vote of shareholders of such Fund.

Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). As used in the Prospectuses or this Statement of Additional Information, the phrase “vote of a majority of the outstanding shares” of a Fund (or the Trust) means the vote of the lesser of: (1) 67% of the shares of the Fund (or the Trust) present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or the Trust).

The Trust or a Fund may be terminated by a majority vote of the Board of Trustees or the affirmative vote of a supermajority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash or for a combination of cash or securities.

Control Persons and Principal Holders of Securities

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of Authorized Participants, as of July 31, 2009, the following persons owned of record or beneficially 5% or more of the following Funds.

FUND NAME	REGISTRATION	SHARES BENEFICIALLY OWNED	PERCENTAGE OF OUTSTANDING SHARES OF CLASS OWNED
PIMCO 1-3 YEAR U.S. TREASURY INDEX FUND	JP MORGAN SECURITIES 383 MADISON AVENUE NEW YORK, NEW YORK 10179	100,000	11.00%

	MERRILL LYNCH PROFESSIONAL CLEARING CORP. 222 BROADWAY NEW YORK, NEW YORK 10038	50,000	55.00%

	CREDIT SUISSE SECURITIES (USA) LLC ELEVEN MADISON AVENUE NEW YORK, NEW YORK 10010	100,000	11.00%

	CITIGROUP 390 GREENWICH STREET, 3RD FLOOR NEW YORK, NEW YORK 10013	100,000	11.00%

	PIMCO SEED ACCOUNT 840 NEWPORT CENTER DRIVE NEWPORT BEACH, CA 92660	100,000	11.00%

Code of Ethics

The Trust, PIMCO and the Distributor each have adopted a Code of Ethics pursuant to the requirements of the 1940 Act and/or Investment Advisers Act of 1940. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be purchased or held by the Funds.

Securities Depository for Shares of the Funds

Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to

Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of a Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of a Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Disclaimers

Neither the Trust, the Funds, PIMCO nor AGID guarantees the accuracy or the completeness of the Merrill Lynch Indexes or any data included therein and neither the Trust, the Funds, PIMCO nor AGID shall have liability for any errors, omissions or interruptions therein.

The Trust, the Funds, PIMCO and AGID make no warranty, express or implied, to the owners of shares of the Funds or to any other person or entity, as to results to be obtained by the Funds from the use of the Merrill Lynch Indexes or any data included therein. The Trust, the Funds, PIMCO and AGID make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Merrill Lynch Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Trust, the Funds, PIMCO or AGID have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

The Funds are not sponsored, endorsed or promoted by Merrill Lynch, any affiliate of Merrill Lynch or any other party involved in, or related to, making or compiling the Merrill Lynch Indexes. The Merrill Lynch Indexes are the exclusive property of Merrill Lynch and/or its affiliates. “Merrill Lynch” and “The Merrill Lynch 1-3 Year US Treasury Index,” “The Merrill Lynch 3-7 Year US Treasury Index,” “The Merrill Lynch 7-15 Year US Treasury Index,” “The Merrill Lynch 15+ Year US Treasury Index,” “The Merrill Lynch US Inflation-Linked Treasury Index,” “The Merrill Lynch 1-5 Year US Inflation-Linked Treasury Index” and “The Merrill Lynch 15+ Year US Inflation-Linked Treasury Index” are service marks of Merrill Lynch and/or its affiliates and have been licensed for use for certain purposes by PIMCO on behalf of the Funds. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Merrill Lynch Indexes makes any representation or warranty, express or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Merrill Lynch Indexes to track the corresponding market performance. Merrill Lynch is the licensor of certain trademarks, trade names and service marks of Merrill Lynch and/or its affiliates and of the Merrill Lynch Indexes, which are determined, composed and calculated by Merrill Lynch and/or its affiliates without regard to PIMCO, the Funds or the shareholders of the Funds. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Merrill Lynch Indexes has any obligation to take the needs of PIMCO, the Funds or the shareholders of the Funds into consideration in determining, composing or calculating the Merrill Lynch Indexes. Neither

Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Merrill Lynch Indexes is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be redeemable for cash. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Merrill Lynch Indexes has any obligation or liability in connection with the administration, marketing or trading of the Funds. Merrill Lynch and its affiliates do not provide investment advice to the Funds and are not responsible for the performance of the Funds.

NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE MERRILL LYNCH INDEXES WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN AND/OR PROVIDED THEREWITH AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE MERRILL LYNCH INDEXES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PIMCO, THE FUNDS, SHAREHOLDERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE MERRILL LYNCH INDEXES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN AND/OR PROVIDED THEREWITH. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE MERRILL LYNCH INDEXES HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN MERRILL LYNCH AND PIMCO.

No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Merrill Lynch trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting Merrill Lynch to determine whether Merrill Lynch’s permission is required. Under no circumstances may any person or entity claim any affiliation with Merrill Lynch without the written permission of Merrill Lynch.

Custodian and Transfer Agent

State Street Bank & Trust Co., State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as custodian for assets of the Funds and transfer agent for the shares of the Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 1100 Walnut Street, Suite 1300, Kansas City, MO 64106-2197, serves as the independent registered public accounting firm for the Funds. PricewaterhouseCoopers LLP provides audit services, tax assistance and consultation in connection with review of SEC and IRS filings.

Counsel

Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust, and also acts as counsel to the Trust.

Registration Statement

This Statement of Additional Information and the Prospectuses do not contain all of the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Financial Statements

Audited financial statements for the Trust as of June 30, 2009, including the notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, are incorporated herein by reference from the Trust’s June 30, 2009 Annual Report.

PART C

OTHER INFORMATION

Item 23.	Exhibits

	(a)	(1)	Declaration of Trust of Registrant dated November 14, 2008(1)

		(2)	Schedule A to the Declaration of Trust of Registrant dated August 11, 2009(5)

		(3)	Certificate of Trust dated November 13, 2008(1)

	(b)	By-Laws(2)

	(c)	Not Applicable

	(d)	(1)	Investment Management Agreement(3)

		(2)	Supplement to Investment Management Agreement relating to PIMCO 0-1 Year U.S. Treasury Index Fund, PIMCO 1-5 Year U.S. TIPS Index Fund, PIMCO 3-7 Year U.S. Treasury Index Fund, PIMCO 7-15 Year U.S. Treasury Index Fund, PIMCO 15+ Year U.S. TIPS Index Fund, PIMCO 15+ Year U.S. Treasury Index Fund, PIMCO 20+ Year Zero Coupon U.S. Treasury Index Fund, PIMCO Broad U.S. TIPS Index Fund, PIMCO Enhanced Short Maturity Strategy Fund, PIMCO Government Limited Maturity Strategy Fund, PIMCO Intermediate Municipal Bond Strategy Fund, PIMCO Prime Limited Maturity Strategy Fund and PIMCO Short Term Municipal Bond Strategy Fund dated August 11, 2009 (5)

	(e)	Amended and Restated Distribution Contract(6)

(f)	Not Applicable

(g)	(1)	Custody and Investment Accounting Agreement(3)

	(2)	Form of Appendix A to Custody and Investment Accounting Agreement dated August 11, 2009(5)

(h)	(1)	Form of Authorized Participant Agreement(5)

	(2)	Form of Fund of Funds Participation Agreement(2)

	(3)	Transfer Agency and Service Agreement(3)

	(4)	Form of Amended Schedule A to Transfer Agency and Service Agreement dated August 11, 2009(5)

	(5)	Expense Limitation and Reimbursement Agreement(3)

	(6)	Amended Schedule A to Expense Limitation and Reimbursement Agreement dated August 11, 2009(5)

	(7)	Temporary Fee Waiver(3)

	(8)	Form of Indicative Optimized Portfolio Value Calculation Schedule(3)

	(9)	Form of Fee and Expense Limitation Agreement relating to PIMCO Government Limited Maturity Strategy Fund and PIMCO Prime Limited Maturity Short Strategy Fund dated August 11, 2009 (5)

(i)	Opinion and Consent of Counsel(5)

(j)	Consent of Independent Registered Public Accounting Firm(5)

(k)	Not Applicable

(l)	Subscription Agreement(3)

(m)	Distribution and Servicing Plan(2)

(n)	Not Applicable

(p)	(1) Code of Ethics for the Registrant(3)

(2) Code of Ethics for PIMCO (3)

(3) Code of Ethics for Allianz Global Investors Distributors LLC(3)

*	Power of Attorney(2)

**	Power of Attorney(2)

***	Power of Attorney(2)

****	Power of Attorney(4)

(1)	Filed with Registration Statement on Form N-1A on November 14, 2008, and incorporated by reference herein.

(2)	Filed with Pre-Effective Amendment No. 1 to the Registration Statement on May 5, 2009, and incorporated by reference herein.

(3)	Filed with Pre-Effective Amendment No. 2 to the Registration Statement on May 26, 2009, and incorporated by reference herein.

(4)	Filed with Post-Effective Amendment No. 4 to the Registration Statement on August 17, 2009, and incorporated by reference herein.

(5)	Filed herewith.

(6)	To be filed by amendment.

Item 24.	Persons Controlled by or Under Common Control with Registrant

None.

Item 25.	Indemnification

Reference is made to Article VII, Section 3 of the Registrant’s Declaration of Trust which was filed with the Registrant’s initial Registration Statement.

Item 26.	Business and Other Connections of Investment Adviser

The directors and officers of PIMCO and their business and other connections are as follows:

Name	Business and Other Connections

Abdikeev, Tamerlan	Vice President, PIMCO.

Adatia, Tina	Vice President, PIMCO.

Afrasiabi, Mark S.	Vice President, PIMCO.

Agredano, Carlos	Vice President, PIMCO

Akerberg, Oskar	Vice President, PIMCO.

Allamanis, Georgios	Vice President, PIMCO.

Althof, Michael	Vice President, PIMCO.

Amey, Mike	Executive Vice President, PIMCO and PIMCO Europe Limited.

Ananthanarayanan, Mangala V.	Vice President, PIMCO.

Anctil, Stacie D.	Vice President, PIMCO; Assistant Treasurer, PIMCO Funds, PCM Fund, Inc., PIMCO Variable Insurance Trust, and PIMCO Strategic Global Government Fund, Inc.

Anderson, Joshua M.	Executive Vice President, PIMCO.

Andrews, David S.	Executive Vice President, PIMCO.

Anochie, Kwame A.	Vice President, PIMCO.

Arnold, Tammie J.	Managing Director, PIMCO.

Arora, Amit	Senior Vice President, PIMCO. Formerly Executive Director, J.P. Morgan.

Asay, Susan	Vice President, PIMCO.

Avancini, Joerg	Vice President, PIMCO.

Baker, Brian P.	Managing Director, PIMCO.

Balls, Andrew Thomas	Executive Vice President, PIMCO. Formerly Chief U.S. Economics Correspondent, The Financial Times, Washington.

Bansal, Sharad	Vice President, PIMCO.

Barnes, Donna E.	Vice President, PIMCO.

Beard, Christopher	Vice President, PIMCO.

Beaumont, Stephen B.	Executive Vice President, PIMCO.

Beck, Lee Davison	Senior Vice President, PIMCO. Formerly Senior Vice President, Allianz Global Investors Distributors.

Benson, Sandra M.	Vice President, PIMCO.

Benz II, William R.	Managing Director, PIMCO.

Ben-Zvi, Kfir	Vice President, PIMCO. Formerly Associate Director, UBS Investment Bank.

Berman, Scott	Senior Vice President. Formerly Vice President, JPMorgan Chase Proprietary Positioning Business.

Name	Business and Other Connections

Berndt, Andreas	Senior Vice President, PIMCO.

Bertolo, Matteo	Vice President, PIMCO.

Bhansali, Vineer	Managing Director, PIMCO.

Bierman, Dave H.	Vice President, PIMCO.

Bishop, Gregory A.	Executive Vice President, PIMCO.

Blair, David James	Senior Vice President, PIMCO. Formerly Vice President, Nuveen Investments.

Blau, Volker	Executive Vice President, PIMCO.

Blomenkamp, Felix	Senior Vice President, PIMCO.

Blute, Ryan Patrick	Vice President, PIMCO.

Bodereau, Philippe	Senior Vice President, PIMCO.

Boehm, Timo	Vice President, PIMCO.

Bolton, Laurence Edwin	Vice President, PIMCO. Formerly Senior Associate, Dechert LLP.

Bosomworth, Andrew	Executive Vice President, PIMCO.

Boyd, C Robert	Vice President, PIMCO.

Brandl, Michael	Vice President, PIMCO.

Braun, David L.	Senior Vice President, PIMCO. Formerly Executive Vice President and Chief Risk Officer, The Hartford-Hartford Investment Management Co.

Brenner, Matthew H.	Vice President, PIMCO.

Bridwell, Jennifer S	Executive Vice President, PIMCO. Formerly Senior Account Executive, Fannie Mae.

Brittain, WH Bruce	Executive Vice President, PIMCO.

Broadwater, Kevin M.	Senior Vice President, PIMCO. Formerly Counsel, Seward & Kissel.

Brons, Jelle	Vice President, PIMCO.

Brown, Erik C.	Senior Vice President, PIMCO. Assistant Treasurer, PIMCO Funds, PCM Fund, Inc., PIMCO Variable Insurance Trust and PIMCO Strategic Global Government Fund, Inc.

Brune, Christopher P.	Vice President, PIMCO.

Bui, Giang H.	Senior Vice President, PIMCO.

Burdian, Michael R.	Vice President, PIMCO.

Burns, Michael A.	Senior Vice President, PIMCO and PIMCO Europe Limited.

Burns, Robert	Vice President, PIMCO. Formerly Senior Director, Freddie Mac.

Name	Business and Other Connections

Byer, Jeffrey A.	Vice President, PIMCO. Formerly Vice President, JPMorgan Chase & Co.

Callin, Sabrina C.	Executive Vice President, PIMCO. Vice President, StocksPLUS Management, Inc.

Caltagirone, Christopher	Vice President, PIMCO.

Cantrill, Elizabeth D.	Vice President, PIMCO.

Carnachan, Robert Scott	Senior Vice President, PIMCO and PIMCO Asia PTE Limited.

Cavalieri, John R.	Senior Vice President, PIMCO.

Chen, Wing-Harn	Vice President, PIMCO. Formerly Director/Senior Analyst, ABN AMRO Inc.

Cheng, Audrey	Vice President, PIMCO. Formerly Associate, Morrison & Foerster, LLP.

Chin, Tracy	Vice President, PIMCO and PIMCO Asia PTE Limited.

Chipp, William	Vice President, PIMCO.

Chopra, Amit	Vice President, PIMCO.

Clarida, Richard H	Executive Vice President, PIMCO. Formerly Chief Economic Strategist, Clinton Group Investment Advisors.

Clark, Raymond Matthew	Vice President, PIMCO.

Clarke, James Robert	Vice President, PIMCO.

Colasuonno, Richard T.	Vice President, PIMCO.

Colter Jr. Eugene M.	Senior Vice President, PIMCO. Formerly Editorial Director, Peppercorn.

Conseil, Cyrille R.	Executive Vice President, PIMCO.

Cooke, Anthony H.	Vice President, PIMCO.

Cornelius, Darryl P.	Vice President, PIMCO.

Cortes Gonzalez, Ana	Vice President, PIMCO. Formerly Portfolio Manager, Commerzbank AG.

Cressy, Jonathan B.	Senior Vice President, PIMCO.

Cumby III, Williams S.	Vice President, PIMCO. Formerly Trader, CMBS Capital Markets Desk.

Cummings, John B.	Executive Vice President, PIMCO.

Cupps, Wendy W.	Managing Director, PIMCO.

Dada, Suhail H.	Executive Vice President, PIMCO.

Dahlhoff, Juergen	Vice President, PIMCO.

Domodaran, Kumaran	Senior Vice President, PIMCO. Formerly Senior Vice President, Lehman Brothers.

Danielsen, Birgitte	Vice President, PIMCO.

Darling, James	Senior Vice President, PIMCO. Formerly, Vice President, Desjardins Securities Inc.

Das, Aniruddha	Vice President, PIMCO.

David, Evan A.	Vice President, PIMCO.

Davies, Mark	Executive Vice President, PIMCO. Formerly, Head of Fixed Income and Member of Executive Committee, SAC Capital Advisors LLC.

Dawson, Craig A.	Managing Director, PIMCO.

De Bellis, Mary	Vice President, PIMCO.

De Leon, William	Executive Vice President, PIMCO. Formerly Portfolio Manager, Ellington Management Group.

De Lorenzo, Nicola A.	Vice President, PIMCO.

Devlin, Edward	Executive Vice President, PIMCO.

Name	Business and Other Connections

Dialynas, Chris P.	Managing Director, PIMCO.

Dilek, Burcin	Vice President, PIMCO.

Dittrich, Honno	Vice President, PIMCO. Formerly Vice President, DWS Holdings & Service GmbH

Dombrovsky, Anton	Vice President, PIMCO.

Dorff, David J.	Senior Vice President, PIMCO.

Dorrian, Peter G.	Senior Vice President, PIMCO. Formerly Managing Director, Financial Consulting Svcs Pty, LTD.

Dorsten, Matthew P.	Vice President, PIMCO.

Dugan, Travis J.	Vice President, PIMCO.

Durham, Jennifer E.	Senior Vice President, PIMCO and Chief Compliance Officer, PIMCO Funds and PIMCO Variable Insurance Trust.

Dutta, Manish	Vice President, PIMCO.

Edler, Vernon	Vice President, PIMCO.

Edwards, Ben M.	Vice President, PIMCO.

Eedes, Linda	Vice President, PIMCO.

El-Erian, Mohamed A.	Managing Director and Chief Executive Officer PIMCO. Senior Vice President, PIMCO Funds and PIMCO Variable Insurance Trust. Formerly President and CEO of Harvard Management Co.

Ellis, Edward L.	Vice President, PIMCO.

Eltz, Antoinette	Vice President, PIMCO and PIMCO Europe Limited.

Emons, Ben	Senior Vice President, PIMCO. Formerly Vice President/Portfolio Manager, Nuveen Investments LLC

England, Jason S.	Vice President, PIMCO.

Estep, Bret W.	Vice President, PIMCO.

Evans, Stefanie D.	Vice President, PIMCO.

Fan, Derek Chung L.	Vice President, PIMCO.

Feeny, Martin E.	Vice President, PIMCO.

Fejdasz, Melissa A.	Vice President, PIMCO.

Ferber, Steven E.	Senior Vice President, PIMCO. Formerly Executive Vice President, AST Capital Trust Company of Delaware.

Fields, Robert A.	Senior Vice President, PIMCO.

Finkenzeller, Thomas	Vice President, PIMCO.

Fisher III, David N.	Executive Vice President, PIMCO. Formerly Managing Director, Halbis Capital Management.

Fisher, Marcellus M.	Senior Vice President, PIMCO.

Name	Business and Other Connections

Flattum, David C.	Managing Director, General Counsel, PIMCO. Chief Legal Officer, PIMCO Variable Insurance Trust and PIMCO Funds. Formerly Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham & Watkins LLP.

Foong, Hock Meng	Executive Vice President, PIMCO. Formerly Managing Director, Bank Pictet & CHE (Asia) Ltd.

Forsyth, Andrew C.	Vice President, PIMCO. Formerly Regional Director, Russell Investment Group.

Fournier, Joseph A.	Senior Vice President, PIMCO.

Fowler, Ellen	Vice President, PIMCO.

Foxall, Julian	Senior Vice President, PIMCO.

Frisch, Ursula T.	Senior Vice President, PIMCO.

Fuhrmann, Dorothy J.	Executive Vice President, PIMCO. Formerly Managing Director, Lehman Brothers International.

Fulford III, Richard F.	Executive Vice President, PIMCO.

Furusho, Hiroaki	Vice President, PIMCO.

Galli, Leandro J.	Vice President, PIMCO.

Gandolfi, Alessandro	Senior Vice President, PIMCO. Formerly Director, Sanpaolo IMI Group.

Garbuzov, Yuri P.	Senior Vice President, PIMCO.

Garnett, Andrew	Vice President, PIMCO. Formerly Director, UBS Global Asset Management (UK) Limited.

Getter, Christopher T.	Senior Vice President, PIMCO. Formerly Emerging Market Debt Research Analyst, Fidelity Management & Research Co.

Ghosh, Sharad	Vice President, PIMCO.

Gibson, Thomas C.	Vice President, PIMCO.

Gingrich, Robert M.	Vice President, PIMCO.

Giurlani, Gian Luca	Senior Vice President, PIMCO. Formerly Managing Director, Crosby Forsyth.

Gleason, G. Steven	Executive Vice President, PIMCO.

Gomez, Michael A.	Executive Vice President, PIMCO.

Gould, Linda J.	Vice President, PIMCO.

Grabar, Gregory S.	Senior Vice President, PIMCO.

Grady, Myrrha H.	Vice President, PIMCO.

Grandy, Stuart T.	Senior Vice President, PIMCO. Formerly Vice President & Managing Director, MFC Global Investment Management

Graves, Zoya S.	Vice President, PIMCO.

Greer, Robert J.	Executive Vice President, PIMCO.

Griffiths, John	Senior Vice President, PIMCO. Formerly Head of Pension Fund Development, Santander Global Banking & Markets.

Gross, Jared B.	Senior Vice President, PIMCO. Formerly Senior Vice President, Lehman Brothers.

Gross, William H.	Managing Director, Chief Investment Officer and Executive Committee Member, PIMCO. Director and Vice President, StocksPLUS Management, Inc. Senior Vice President of PIMCO Variable Insurance Trust and PIMCO Funds.

Name	Business and Other Connections

Gruben, Kristin L.	Vice President, PIMCO.

Grzesik, Marco	Vice President, PIMCO.

Gu, Haidi	Vice President, PIMCO. Formerly Assistant Vice President/Quantitative Analyst, Highland Financial Holdings Group, LLC.

Gupta, Sachin	Senior Vice President, PIMCO.

Gupta, Shailesh	Senior Vice President, PIMCO.

Haaf, Tim	Vice President, PIMCO.

Hagmeier, William Robert	Vice President, PIMCO. Formerly Vice President, Advantus Capital Management.

Hally, Gordon C.	Executive Vice President, PIMCO.

Hardaway, John P.	Executive Vice President, PIMCO. Vice President, StocksPLUS Management, Inc. Treasurer, the Trust, PIMCO Funds and PIMCO Variable Insurance Trust.

Harris, Brent Richard	Managing Director and Executive Committee Member, PIMCO. Director and Vice President, StocksPLUS Management, Inc. Trustee and Chairman of the Trust, and PIMCO Variable Insurance Trust and PIMCO Funds. President, the Trust, PIMCO Funds and PIMCO Variable Insurance Trust. Director, PIMCO Luxembourg S.A. and PIMCO Luxembourg II.

Harumi, Kazunori	Executive Vice President, PIMCO.

Hasegawa, Tamotsu	Senior Vice President, PIMCO. Formerly Product Manager, BlackRock Japan Co., Ltd.

Hastings, Arthur J.	Senior Vice President, PIMCO.

Hauschild, Matthew R.	Vice President, PIMCO.

Hayes, Ray C.	Senior Vice President, PIMCO.

Heimann, Ilan	Senior Vice President, PIMCO.

Helsing, Jeffrey	Senior Vice President, PIMCO.

Heravi, Kaveh C.	Vice President, PIMCO.

Herlan, Hans Joerg	Vice President, PIMCO.

Hockswender, Thomas R.	Vice President, PIMCO. Formerly Executive Director, JP Morgan.

Hodge, Douglas M.	Managing Director, PIMCO.

Hoffman, Richard P.E.	Senior Vice President, PIMCO. Formerly Analyst, Creditsights, Inc.

Holden, Brent L.	Managing Director, PIMCO.

Holloway Jr., Dwight F.	Executive Vice President, PIMCO.

Horne, Jonathan L.	Vice President, PIMCO.

Name	Business and Other Connections

Hsiang, Hwa-Ming	Vice President, PIMCO.

Hu, Gang	Senior Vice President, PIMCO. Formerly Director, Deutsche Bank.

Huerta, Maryam	Vice President, PIMCO.

Hughes, Mark Alan	Senior Vice President, PIMCO. Formerly Financial Analyst, W.R. Huff Asset Mgmt.

Hyman, Daniel Herbert	Senior Vice President, PIMCO. Formerly Vice President, Credit Suisse.

Ing, Terrence	Vice President, PIMCO. Formerly Senior Research Analyst, Wells Fargo Securities Investment Group.

Ivascyn, Daniel J.	Managing Director, PIMCO.

Jacobs, Brian H.	Vice President, PIMCO.

Jacobs IV, Lew W.	Managing Director, PIMCO.

Jann, Juergen	Senior Vice President, PIMCO.

Jelenz King, Silvia	Vice President, PIMCO.

Johnson, Eric D.	Vice President, PIMCO. Formerly Director of Mutual Funds, Wasatch Advisors.

Johnson, Kelly	Vice President, PIMCO.

Johnson, Nicholas, J.	Senior Vice President, PIMCO.

Jones, Jeff	Vice President, PIMCO. Vice President StocksPLUS Management, Inc. Formerly Head of Leadership Assessment & Development Group, HSBC Holding PLC.

Jones, Steven L.	Vice President, PIMCO.

Jordan, Daniel V.	Vice President, PIMCO.

Kakuchi, Tadashi	Vice President, PIMCO.

Kam, Damien J.	Vice President, PIMCO.

Karpov, Natalie	Vice President, PIMCO.

Katz, Ulrich	Senior Vice President, PIMCO.

Kavafyan, Constance	Vice President, PIMCO. Formerly Executive Director, Morgan Stanley.

Keck, Andreas	Senior Vice President, PIMCO.

Kellerhals, Philipp	Vice President, PIMCO.

Kelly, Benjamin Marcus	Vice President, PIMCO.

Kersman, Alec	Vice President, PIMCO.

Kezelman, Jason M.	Vice President, PIMCO.

Kiesel, Mark R.	Executive Vice President, PIMCO.

Kim, Aaron	Vice President, PIMCO. Formerly, Executive Director and Counsel, JPMorgan Chase Bank N.A.

Kim, Lisa	Vice President, PIMCO.

Name	Business and Other Connections

King Jr., John Stephen	Senior Vice President, PIMCO. Vice President, Senior Counsel, and Secretary, PIMCO Funds PIMCO Variable Insurance Trust.

King, Stephanie Lorraine	Executive Vice President, PIMCO.

Kingston, Rafer A.	Vice President, PIMCO.

Kirkbaumer, Steven P.	Senior Vice President, PIMCO.

Kirkowski, John J.	Vice President, PIMCO.

Kishimoto, Yayoi	Vice President, PIMCO.

Komatsu, Mitsuaki	Senior Vice President, PIMCO.

Korinke, Kimberley Grace	Vice President, PIMCO.

Korinke, Ryan P.	Vice President, PIMCO.

Kressin, Thomas	Senior Vice President, PIMCO.

Kuehne, Stefan	Vice President, PIMCO.

Kuhner, Kevin D.	Senior Vice President, PIMCO.

Kumar, Mukund	Vice President, PIMCO.

Lackey, Warren M.	Senior Vice President, PIMCO.

Lang, Eddie	Vice President, PIMCO.

Larsen, Henrik P.	Senior Vice President, PIMCO. Vice President, PIMCO Funds and PIMCO Variable Insurance Trust.

LeBrun Jr., Richard R.	Vice President, PIMCO. Assistant Secretary, StocksPLUS Management, Inc. Formerly Associate, Ropes & Gray, LLP.

Lee, Alvin Lip Sin	Vice President, PIMCO.

Lee, Robert Ru-Bor	Vice President, PIMCO.

Lehavi, Yanay	Senior Vice President, PIMCO.

Leong, Chon-Ian	Vice President, PIMCO.

Leong, Foong C.	Vice President, PIMCO.

Lettich, Bruno J.	Executive Vice President, PIMCO. Former Managing Director, Merrill Lynch & Co.

Li, Ji	Senior Vice President, PIMCO. Formerly, Vice President, Goldman Sachs.

Li, Li	Vice President, PIMCO.

Lian, Chia Liang	Vice President, PIMCO. Formerly Vice President, JP Morgan Chase Bank.

Lilly III, Frederick V.	Vice President, PIMCO. Formerly Vice President, Portfolio Manager, The Bank of New York.

Linder, Astrid	Vice President, PIMCO.

Linke, Gordon F.	Senior Vice President, PIMCO. Formerly Strategic Account Manager, Barclays Global Investors.

Liwski, Michael V.	Vice President, PIMCO.

Lofdahl, Christopher F.	Vice President, PIMCO.

Loh, Cynthia E. Yue-Ling	Vice President, PIMCO.

Name	Business and Other Connections

Loh, John J.	Vice President, PIMCO.

Long, Hui	Vice President, PIMCO. Formerly Vice President Countrywide Financial Corp.

Lopez, Joy L.	Vice President, PIMCO.

Lopez, Rafael A.	Senior Vice President, PIMCO. Formerly Vice President, State Street.

Loriferne, Matthieu H. F.	Vice President, PIMCO.

Louanges, Matthieu	Executive Vice President, PIMCO.

Love, David B.	Vice President, PIMCO. Formerly Director, Treesdale Partners, LLC.

Lowe, Erika Hayflick	Vice President, PIMCO. Formerly Vice President, JP Morgan.

Lown, David C.	Managing Director, PIMCO.

Ludwig, Steven	Senior Vice President, PIMCO. Formerly Director, Pershing LLC.

Mak, Richard	Senior Vice President, PIMCO.

Mandy, Alain	Vice President, PIMCO. Formerly Audit Senior Manager/Director, PricewaterhouseCoopers.

Manseau, Chantal Marie-Helene	Vice President, PIMCO.

Martel, Rene	Vice President, PIMCO.

Martin, Scott W.	Senior Vice President, PIMCO.

Martini, Nadege	Vice President, PIMCO.

Masanao, Tomoya	Executive Vice President, PIMCO.

Mather, Scott A.	Managing Director, PIMCO.

Mayershofer, Veronika	Vice President, PIMCO.

Mazzocchi, Bettina E.	Vice President, PIMCO. Formerly Vice President, Morgan Stanley.

McCann, Patrick Murphy	Vice President, PIMCO.

McCray, Mark V.	Managing Director, PIMCO.

McCulley, Paul A.	Managing Director, PIMCO.

McDevitt, Joseph V.	Managing Director, PIMCO. Director and Chief Executive Officer, PIMCO Europe Limited. Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited.

Mead, Robert	Executive Vice President, PIMCO.

Meggers, Julie Ann	Senior Vice President, PIMCO.

Merz, Frederic	Vice President, PIMCO.

Metsch, Mark E.	Vice President, PIMCO.

Mewbourne, Curtis A.	Managing Director, PIMCO.

Meyn, Cynthia L.	Senior Vice President, PIMCO. Formerly Managing Director, Morgan Stanley.

Micali, Carlo	Vice President, PIMCO. Formerly Financial Analyst, Perlinski & Co.

Mierau, Kristion T.	Vice President, PIMCO.

Mieth, Roland	Vice President, PIMCO. Formerly Emerging Markets Marketer / Structure, JP Morgan.

Miller Jr., Kendall P.	Senior Vice President, PIMCO.

Name	Business and Other Connections

Miller, John M.	Executive Vice President, PIMCO.

Millimet, Scott A.	Executive Vice President, PIMCO.

Milo, Davida J.	Senior Vice President, PIMCO.

Minaki, Haruki	Executive Vice President, PIMCO. Formerly Vice President, JP Morgan Partners.

Mitchell, Gail	Senior Vice President, PIMCO.

Mittal, Mohit	Vice President, PIMCO.

Moeljanto, Lanny H.	Vice President, PIMCO.

Mogelof, Eric J.	Senior Vice President, PIMCO.

Molloy, Carol	Vice President, PIMCO. Formerly Consultant, Fidelity International.

Monson, Kristen S.	Executive Vice President, PIMCO.

Moore, James F.	Executive Vice President, PIMCO.

Morena, Robert	Senior Vice President, PIMCO. Formerly Managing Director, JPMorgan Asset Management.

Morrison, John E.	Vice President, PIMCO.

Muehlethaler, Jeffrey Charles	Vice President, PIMCO. Formerly Vice President, Deutsche Bank.

Mukherji, Raja	Senior Vice President, PIMCO. Formerly Senior Research Analyst, Chatham Asset Management.

Mulcahy, Matthew J.	Vice President, PIMCO.

Murano, Yuko	Vice President, PIMCO.

Murata, Alfred T.	Senior Vice President, PIMCO.

Muzzy, James Frederic	Managing Director, PIMCO. Chairman and Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited. Director and Vice President, StocksPLUS Management, Inc.

Nabors, Robin	Vice President, PIMCO.

Nambimadom, Ramakrishnan S.	Senior Vice President, PIMCO.

Nest, Matthew J.	Vice President, PIMCO.

Ng, Albert K.	Vice President, PIMCO.

Nguyen, Tommy D.	Vice President, PIMCO.

Nicholls, Steven B.	Senior Vice President, PIMCO.

Nieves, Roger O.	Senior Vice President, PIMCO.

Nojima, Sachiko	Vice President, PIMCO.

Norris, John F.	Vice President, PIMCO.

Nunziata, Cristina	Vice President, PIMCO.

O’Connell, Gillian	Senior Vice President, PIMCO.

Name	Business and Other Connections

Okamura, Shigeki	Senior Vice President, PIMCO.

Okuma, Sachiko	Vice President, PIMCO.

Okun, Eric A.	Senior Vice President, PIMCO.

Olazabal, Joshua A.	Vice President, PIMCO. Formerly Consultant, McKinsey & Co.

Oliva, Jennifer L.	Vice President, PIMCO.

Ollenburger, Loren P.	Vice President, PIMCO.

Ong, Arthur Y.D.	Executive Vice President, PIMCO. Secretary, StocksPLUS Management, Inc.

Ongaro, Douglas J.	Executive Vice President, PIMCO.

Osborne, Simon Timothy	Vice President, PIMCO.

Osses, Guillermo Ariel	Senior Vice President, PIMCO. Formerly Director, Barclays Capital.

Otterbein, Marie S.	Vice President, PIMCO.

Otterbein, Thomas J.	Managing Director, PIMCO.

Ozeki, Koyo	Executive Vice President, PIMCO. Formerly Senior Advisor, Nomura Securities.

Padmanabhan, Lalantika	Vice President, PIMCO.

Pagani, Lorenzo P.	Senior Vice President, PIMCO.

Parikh, Bijaly	Vice President, PIMCO.

Parikh, Saumil H.	Executive Vice President, PIMCO.

Park, Jung	Executive Vice President, PIMCO. Formerly Senior Managing Director, Bear Stearns Asia Limited.

Paulson, Bradley W.	Executive Vice President, PIMCO.

Pejavar, Sheila M.	Vice President, PIMCO.

Perez, Iohan	Vice President, PIMCO.

Perez, Keith	Senior Vice President, PIMCO.

Philipp, Elizabeth M.	Executive Vice President, PIMCO.

Phillipson, Daniel	Vice President, PIMCO.

Pimentel, Rudolph	Senior Vice President, PIMCO.

Pittman, David J.	Senior Vice President, PIMCO.

Pont, Nicholas J.	Vice President, PIMCO.

Porterfield, Mark J.	Executive Vice President, PIMCO.

Posch, Brigitte	Executive Vice President, PIMCO. Formerly Managing Director, Deutsche Bank.

Pothalingam, Ketishwaran S.	Senior Vice President, PIMCO. Formerly Credit Fund Manager, Threadneedle Asset Management.

Potthof, Axel	Senior Vice President, PIMCO.

Powers, William C.	Managing Director, PIMCO.

Pricer, Jesse L.	Vice President, PIMCO.

Putnicki, Matthew S.	Vice President, PIMCO.

Putyatin, Vladyslav	Senior Vice President, PIMCO. Formerly Director, Deutsche Bank AG.

Qiao, Yi	Vice President, PIMCO.

Qiu, Ying	Vice President, PIMCO. Formerly, Portfolio Manager, ING Investment Management.

Qu, Wendong	Senior Vice President, PIMCO.

Rahari, Pierre-Yves	Vice President, PIMCO. Formerly Senior Associate, Morgan Stanley Investment Management (Luxembourg).

Rahmin, Lupin	Vice President, PIMCO. Formerly Division Chief, Policy Development and Review.

Ratner, Joshua D.	Vice President, PIMCO. Assistant Secretary, PIMCO Funds and PIMCO Variable Insurance Trust. Formerly Associate, Skadden, Arps, Slate, Meagher & Flom LLP.

Name	Business and Other Connections

Ravano, Emanuele	Managing Director, PIMCO.

Reimer, Danelle J.	Vice President, PIMCO.

Reimer, Ronald M.	Senior Vice President, PIMCO.

Reisz, Paul W.	Senior Vice President, PIMCO.

Repoulis, Yiannis	Senior Vice President, PIMCO.

Rice, Thomas Edmund	Senior Vice President, PIMCO.

Riendeau, Kevin	Vice President, PIMCO. Formerly Vice President, Morgan Stanley.

Rodosky, Stephen A.	Executive Vice President, PIMCO.

Rogers, William A.	Vice President, PIMCO.

Rollins, Melody	Senior Vice President, PIMCO.

Romano, Mark A.	Senior Vice President, PIMCO.

Rowe, Cathy T.	Vice President, PIMCO.

Rudolph, Lynn	Vice President, PIMCO. Formerly Head of Human Resources, ING.

Ruthen, Seth R.	Executive Vice President, PIMCO.

Sakane, Yoshiyuki	Vice President, PIMCO.

Salastekar, Deepa A.	Vice President, PIMCO. Formerly Managing Director, Bear, Stearns & Co., Inc.

Sargent, Jeffrey M.	Executive Vice President, PIMCO, Senior Vice President of PIMCO Funds and PIMCO Variable Insurance Trust.

Schaus, Stacy Leigh	Senior Vice President, PIMCO. Formerly Principal, Hewitt Associates.

Schnatterer, Monika	Vice President, PIMCO.

Schneider, Jerome M.	Executive Vice President, PIMCO. Formerly Senior Managing Director, Bear, Stearns & Co., Inc.

Schuetz, Patricia Ann	Vice President, PIMCO. Formerly Director, Credit Suisse Asset Management.

Schulist, Stephen O.	Senior Vice President, PIMCO.

Schultes, Adrian O.	Vice President, PIMCO. Formerly Regional Director, Ibbotson Associates.

Name	Business and Other Connections

Schwab, Gerlinde	Vice President, PIMCO.

Schwab, Stephen D.	Vice President, PIMCO. Formerly Vice President, Fidelity Investments

Schwetz, Myckola	Vice President, PIMCO.

Scibisz, Iwona E.	Vice President, PIMCO.

Scorah, Ian	Vice President, PIMCO. Formerly Senior Investment Lawyer, Morley Fund Management Limited.

Scott, Brad Charles	Senior Vice President, PIMCO. Formerly Executive Director, JPMorgan.

Sejima, Toru	Vice President, PIMCO.

Seksaria, Rahul M.	Vice President, PIMCO.

Senne, Verena	Senior Vice President, PIMCO.

Serafino Jr., George P.	Vice President, PIMCO.

Sesay, Therenah	Vice President, PIMCO.

Shah, Sapna K.	Vice President, PIMCO.

Shaw, Matthew D.	Vice President, PIMCO.

Sheehy, Erica H.	Vice President, PIMCO.

Shepherd, Julie M.	Vice President, PIMCO.

Shiroyama, Taro	Vice President, PIMCO.

Short, Jonathan D.	Executive Vice President, PIMCO. Formerly Senior Vice President, Putnam Investments.

Simon, W. Scott	Managing Director, PIMCO.

Singal, Alka	Vice President, PIMCO.

Skobtsov, Ivan	Senior Vice President, PIMCO.

Smith, Kenton Todd	Senior Vice President, PIMCO. Formerly Vice President, First Horizon.

Somersan-Coqui, Aylin	Vice President, PIMCO.

Sonner, Michael	Senior Vice President, PIMCO.

Soto, Alyssa Michele	Vice President, PIMCO.

Spajic, Luke	Senior Vice President, PIMCO. Formerly Proprietary Trader, Goldman Sachs.

Spalding, Scott M.	Senior Vice President, PIMCO.

Spandri, Tobias	Vice President, PIMCO.

Spicijaric, Jennifer N.	Vice President, PIMCO.

Springer, Jeffrey	Senior Vice President, PIMCO.

Stack, Candice E.	Vice President, PIMCO.

Stauffer, Christina	Vice President, PIMCO.

Steele, Scott Patrick	Senior Vice President, PIMCO. Formerly Chief Investment Officer, BMO Mutual Funds.

Stracke, Thibault C.	Executive Vice President, PIMCO. Formerly Senior Credit Strategist, CreditSights.

Strauch, Joel Edward	Senior Vice President, PIMCO.

Stravato, Richard	Vice President, PIMCO.

Streiff, Thomas F.	Executive Vice President, PIMCO. Formerly Managing Director, UBS Investment Bank.

Name	Business and Other Connections

Strelow, Peter G.	Executive Vice President, PIMCO.

Struc, Alexandru	Vice President, PIMCO.

Sun, Hao	Vice President, PIMCO. Formerly Director, ING Bank, Hong Kong.

Suo, Yuanyuan	Vice President, PIMCO. Formerly Portfolio Manager/Strategist, An Equity Market Neutral Hedge Fund.

Suskind, Donald W.	Vice President, PIMCO. Chief Financial Officer, StocksPLUS Management Inc.

Taborsky, Mark A.	Executive Vice President, PIMCO. Formerly Managing Director of External Management, Harvard Management Company.

Takano, Makoto	Managing Director, PIMCO.

Takeuchi, Ichiro	Vice President, PIMCO.

Takizuka, Hikaru	Vice President, PIMCO.

Tam, Joe	Vice President, PIMCO.

Tarman, Daniel	Executive Vice President, PIMCO.

Telish, Christine M.	Vice President, PIMCO.

Terry, Michael A.	Vice President, PIMCO. Formerly Vice President, Morgan Stanley.

Tersin, Dominique	Vice President, PIMCO.

Theodore, Kyle J.	Senior Vice President, PIMCO.

Thompson, Michael Frazier	Senior Vice President, PIMCO. Formerly Client Service Executive, WAMCO.

Thompson, William S.	Chief Executive Officer, Managing Director and Executive Committee Member, PIMCO. Director and President, StocksPLUS Management, Inc. Senior Vice President, PIMCO Funds and PIMCO Variable Insurance Trust.

Thurston, Powell C.	Senior Vice President, PIMCO.

To, Steven P.	Vice President, PIMCO.

Toloui-Tehrani, Ramin	Executive Vice President, PIMCO. Formerly Director, Office of the Western Hemisphere, U.S. Department of Treasury.

Tomlinson, Brian	Vice President, PIMCO.

Tournier, Eve	Executive Vice President, PIMCO. Formerly Managing Director, Deutsche Bank AG.

Traber, Eva-Maria	Executive Vice President, PIMCO.

Tran, Loc K.	Vice President, PIMCO.

Tredwell, Alonzo S.	Vice President, PIMCO.

Trevithick, Natalie	Senior Vice President, PIMCO. Formerly Credit Trader, Barclays Capital.

Trovato, Michael J.	Vice President, PIMCO.

Tsubota, Shiro	Senior Vice President, PIMCO. Formerly Head of Asset Mgmt Advisory, Deutsche Securities Ltd, Tokyo.

Tyson, Richard E.	Executive Vice President, PIMCO.

Tzemach, Y. Gayle	Vice President, PIMCO.

Upadhyay, Nishant	Vice President, PIMCO.

Name	Business and Other Connections

Vallarta-Jordal, Maria-Theresa F.	Senior Vice President, PIMCO.

Vames, Steven	Vice President, PIMCO.

van Akkeren, Marco	Senior Vice President, PIMCO. Formerly Vice President, Goldman Sachs & Co.

van Bezooijen, Jeroen	Senior Vice President, PIMCO. Formerly Executive Director, Goldman Sachs.

van De Zilver, Peter A.	Vice President, PIMCO.

van Heel, Marc	Executive Vice President, PIMCO.

van Zoelen, Henk Jan	Senior Vice President, PIMCO. Formerly Investment Consultant, Watson Wyatt.

Veit, Konstantin	Vice President, PIMCO.

Velasco, Christine Ann	Vice President, PIMCO.

Velicer, Erik A.	Vice President, PIMCO.

Viana, David	Senior Vice President, PIMCO.

von der Linden, Greg	Vice President, PIMCO. Formerly Senior Vice President, Bank of America.

Wada, Hiromi	Senior Vice President, PIMCO. Formerly Vice President, Cititrust & Banking Corporation.

Walenbergh, Mark	Vice President, PIMCO.

Walker, Trent W.	Senior Vice President, PIMCO and Assistant Treasurer PIMCO Funds and PIMCO Variable Insurance Trust. Formerly Senior Manager, Pricewaterhouse Coopers.

Walsh, Lauren R.	Vice President, PIMCO.

Walther, Kasten	Vice President, PIMCO.

Ward, Jim	Executive Vice President, PIMCO.

Warner IV, Hansford B.	Vice President, PIMCO.

Watchorn, Michael	Senior Vice President, PIMCO. Formerly Managing Director, Oaktree Capital Management/Trust Company of the West.

Watford, Charles	Vice President, PIMCO.

Weil, Richard M.	Managing Director, PIMCO. Trustee of the Trust, PIMCO Variable Insurance Trust, and PIMCO Funds.

Weinberger, Michele Deborah	Vice President, PIMCO. Formerly Vice President, Goldman Sachs Asset Mgmt.

Wendler IV, Paul F.	Vice President, PIMCO.

Werber, Keith A.	Vice President, PIMCO. Formerly Vice President, Countrywide Securities Corporation.

White, Timothy C.	Senior Vice President, PIMCO.

Whitewolf, Lance E.	Vice President, PIMCO.

Whitton, Bransby M.	Senior Vice President, PIMCO.

Wild, Christian	Senior Vice President, PIMCO.

Wildermuth, Paul T.	Vice President, PIMCO.

Name	Business and Other Connections

Williams III, Charles A	Vice President, PIMCO.

Williams, Jason A.	Vice President, PIMCO.

Wilner, Mitchell W.	Senior Vice President, PIMCO. Formerly Director/Senior Trader, Mason Street Advisors, LLC.

Wilson, John F.	Executive Vice President, PIMCO.

Wilson, Susan L.	Executive Vice President, PIMCO.

Winters, Kevin M.	Vice President, PIMCO.

Witt, Frank	Senior Vice President, PIMCO.

Wittkop, Andrew T.	Vice President, PIMCO.

Wolf, Greggory S.	Vice President, PIMCO.

Wong, Tammy Nguyen	Vice President, PIMCO.

Wood, George H.	Executive Vice President, PIMCO.

Worah, Mihir P.	Managing Director, PIMCO.

Xu, Jianghua	Vice President, PIMCO.

Yamamoto, Shinichi	Senior Vice President, PIMCO.

Yang, Jing	Vice President, PIMCO. Formerly Structurer, Morgan Stanley.

Yasnov, Vadim I.	Vice President, PIMCO.

Yildiz, Sadettin	Vice President, PIMCO.

Yip, Jonathon	Vice President, PIMCO.

Yoon, Kenneth G.	Vice President, PIMCO.

Young, Robert O.	Executive Vice President, PIMCO. Formerly Managing Director, Global Capital Markets.

Yu, Anna W.	Vice President, PIMCO.

Yu, Cheng-Yuan	Executive Vice President, PIMCO.

Yu, Walter	Vice President, PIMCO.

Zerner, Mary	Vice President, PIMCO. Formerly Senior Vice President, Lazard Asset Management Limited - London.

Zhang, Ji Sheng	Vice President, PIMCO.

Zhu, Changhong	Managing Director, PIMCO.

The address of PIMCO is 840 Newport Center Drive, Newport Beach, CA 92660.

The address of Allianz Global Investors of America L.P. is 680 Newport Center Drive, Newport Beach, CA 92660.

The address of Allianz Global Investors Distributors LLC is 1345 Avenue of the Americas, New York, New York, 10105.

Item 27.	Principal Underwriters

(a)	Allianz Global Investors Distributors LLC (the “Distributor”) serves as Distributor of Shares of the Trust. The Distributor also acts as the principal underwriter for the Allianz Funds. The Distributor is an indirect subsidiary of Allianz Global Investors of America L.P.

(b)

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices with Registrant
Aarts, Erik M.	Managing Director	None

Albanese, Isabella	Vice President	None

Anders, Michael L.	Vice President	None

Aronovitz, Jill L.	Vice President	None

Aymond, Colin C.	Senior Vice President	None

Bechor, David	Vice President	None

Berge, Wendy	Vice President	None

Biggers, Clark H.	Senior Vice President	None

Brannan, Mike	Senior Vice President	None

Brennan, Deborah P.	Vice President, Compliance Officer	None

Brenes, Jennifer Ann	Vice President	None

Brown, Matt	Senior Vice President	None

Bruce, Fred	Senior Vice President	None

Bulman, Bryce B.	Senior Vice President	None

Burke, Martin	Senior Vice President	None

Callinan, Richard E.	Senior Vice President	None

Cardillo, John T.	Vice President	None

Carroll, Catherine M.	Vice President	None

Caroll, John	Managing Director	None

Casenhiser, Christopher A.	Senior Vice President	None

Chnatwal, Inderjits	Vice President	None

Chung, Alice W.	Vice President	None

Clark, Kevin	Vice President	None

Colombo, Cindy	Vice President	None

Conlon, Rosemary T.	Vice President	None

Cotten, Lesley	Vice President, Senior Copywriter	None

Cox, Ira W.	Senior Vice President	None

Dane, Stephen J.	Senior Vice President	None

Davidson, Kellie E.	Assistant Secretary	None

DeBlasio, Kerry M.	Vice President	None

DeCicco, Lucianne	Vice President	None

DeNicolo, Paul	Senior Vice President	None

Dewar Neil I.	Senior Vice President	None

Dieterle, Sean W.	Vice President	None

Dietrich, Marc R.	Vice President	None

Deitsch, Chaya S.	Vice President	None

Douvogiannis, Martha	Vice President	None

Downing, Eric D.	Senior Vice President	None

Eleccion Joseph F.	Vice President	None

Ellis, Michelle N.	Vice President	None

Farrell, James C.	Vice President	None

Fessel, Jonathan P.	Senior Vice President	None

Francis, Christopher D.	Vice President	None

Frank, Megan L.	Vice President	None

Frederick, David G.	Vice President	None

Gaffrey, Brian J.	Managing Director and Chief Executive Officer	None

Gallagher, Michael J.	Senior Vice President	None

Galsim, Linda Shuen	Vice President	None

Georgiou, Patrice	Vice President	None

Gengo, Joseph	Senior Vice President	None

Gibbons, Michaela A.	Senior Vice President	None

Gray, Ronald H.	Senior Vice President	None

Hally, Dan	Senior Vice President	None

Hammond, Ned	Senior Vice President	None

Harrington, John	Vice President	None

Harry, Seon L.	Vice President	None

Hart, Jonathan C.	Senior Vice President	None

Hartnett, James T.	Vice President	None

Healey, William V.	Executive Vice President, Chief Legal Officer, Secretary	None

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices with Registrant

Higgins, Timothy J.	Senior Vice President	None

Hoffmann, Christopher	Executive Vice President	None

Hooper, Kristina	Executive Vice President	None

Horan, Christopher	Senior Vice President	None

Howell, Steve	Vice President	None

Hui, Renee W.	Vice President	None

Hussey, John B.	Senior Vice President	None

Ip, Eileen	Vice President	None

Jettelson, Teresa	Vice President	None

Jobson, David B.	Executive Vice President	None

Kanode, Dustin	Vice President	None

Kervabon, Rose	Vice President	None

Kirk, Richard	Senior Vice President, Associate General Counsel	None

Klawitter, Patricia	Vice President	None

Klepacki, Jeffrey G.	Senior Vice President	None

Knaus, Bryan M.	Vice President	None

Knauss, Michael J.	Senior Vice President	None

Kobata, Matthew T.	Senior Vice President	None

Koth, Matthew A.	Vice President	None

Kravetzky, Leslie S.	Senior Vice President	None

Laut, Stephen	Senior Vice President	None

Leahy O’Connor, Brooke	Senior Vice President	None

Lewis, Robert J.	Senior Vice President	None

Lynch, William E.	Senior Vice President, Divisional Sales Manager	None

Lyons, James F.	Senior Vice President	None

Maag, Troy C.	Vice President	None

Macey, James D.	Vice President	None

Maher, John	Vice President	None

Maloney, Andy	Senior Vice President	None

Maher, Sean P.	Vice President	None

Martin, Colleen	Chief Financial Officer, Financial Operations Principal, Senior Vice President and Controller	None

Matos, Gabriel	Vice President	None

McAdams, Ann	Senior Vice President	None

McCarthy, Peter J.	Senior Vice President	None

McGeever, Kimberly	Vice President	None

McMenamin, Joseph T.	Senior Vice President	None

Meyer, Wayne	Senior Vice President	None

Meyers, Andrew J.	Managing Director, Chief Operating Officer	None

Minnix, Joseph P.	Vice President	None

Misata, William A.	Vice President	None

Moxon, John G.	Vice President	None

Moyer, Fiora N.	Senior Vice President	None

Murphy, George	Senior Vice President	None

Murphy, Gregory J.	Senior Vice President	None

Murphy, Kerry A.	Senior Vice President	None

Neugebauer, Phil J.	Managing Director	None

Nguyen, Vinh T.	Senior Vice President, Treasurer	None

Nickodemus, Paul R.	Senior Vice President	None

Nishimi, Ryne A.	Senior Vice President	None

Nizzardo, Jeffrey P.	Vice President	None

Ohstrom, Debra C.	Vice President	None

Orr, Kelly	Senior Vice President	None

Pearlman, Joffrey H.	Senior Vice President	None

Peluso, Ralph A.	Senior Vice President	None

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices with Registrant

Pisapia, Glynne	Senior Vice President	None

Plump, Steven B.	Executive Vice President	None

Poplarski, Greg H.	Vice President	None

Prendergast, Shivaun C.	Vice President	None

Prinstein, Peter M.	Vice President	None

Puntoriero, Michael J.	Managing Director	CFO

Quigley, Jennifer	Senior Vice President	None

Quirk, Joseph S.	Executive Vice President	None

Rheingold, Joni H.	Senior Vice President	None

Rial, Julie	Vice President	None

Riccio, Frank J.	Vice President	None

Ridolfo, Francis N.	Vice President	None

Rokose, Robert J.	Managing Director	None

Rose, Scott	Senior Vice President	None

Rosoff, Jay S.	Managing Director	None

Rotondi, John	Vice President, Chief Compliance Officer	None

Rudman, Stephen M.	Senior Vice President	None

Scanlan, Thomas H.	Senor Vice President	None

Schival, Timothy	Vice President	None

Shanley, Kevin M.	Senior Vice President	None

Siemon, Jr., Frank E.	Senior Vice President	None

Simutis, Christopher T.	Senior Vice President	None

Slattery, Peter L.	Senior Vice President	None

Small, Ernesto	Senior Vice President	None

Smith, Cathy	Executive Vice President	None

Smith Jr., Eugene M.	Senior Vice President	None

Smith, Jeffrey L.	Vice President	None

Smith, Marty	Senior Vice President	None

Sorenson, Linda M.	Senior Vice President	None

Stahl, Cathleen Meere	Senior Vice President	None

Stepanov, Vadim V.	Vice President	None

Stergiou, John J.	Vice President	None

Storlie Steven R.	Vice President	None

Straughn, Ruth A.	Senior Vice President	None

Taha, Raad J.	Vice President	None

Teceno, Fred	Senior Vice President	None

Thomas, Mark G.	Executive Vice President	None

Thomas, Jr., William H.	Managing Director	None

Thompson, Kathleen C.	Senior Vice President	None

Tiedemann Jr., Barrie L.	Senior Vice President	None

Toner, William T.	Senior Vice President	None

Triolo, Richard	Senior Vice President	None

Wagner, Keith C.	Managing Director	None

Warkow, Brenda C.	Senior Vice President	None

Weichbrodt, Austin A.	Vice President	None

Welker, Steve J.	Senior Vice President	None

Whitehouse, Scott	Senior Vice President	None

Willbrand, James Kevin	Vice President	None

Willett, Nick	Senior Vice President	None

Wilmot, Andrew J.	Managing Director	None

Wingate, Justin R.	Vice President	None

Wolf, Jenny M.	Vice President	None

Zamore, Neal A.	Senior Vice President	None

Zimmerman, Glen A.	Senior Vice President	None

*	The business address of all officers of the Distributor is 1345 Avenue of the Americas, 4th Floor, New York, NY 10105, or 680 Newport Center Drive, Suite 250, Newport Beach, CA 92660.

Item 28.	Location of Accounts and Records

The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660, and State Street Bank & Trust Co., One Lincoln Street, Boston, Massachusetts 02111.

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 5 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 5 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 19th day of August, 2009.

PIMCO ETF TRUST
(Registrant)

By:
Brent R. Harris**
President

*By:	/s/ ROBERT W. HELM
Robert W. Helm
as attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	August 19, 2009
Brent R. Harris*

	Trustee	August 19, 2009
William J. Popejoy*

	Trustee	August 19, 2009
Vern O. Curtis*

	Trustee	August 19, 2009
E. Philip Cannon*

	Trustee	August 19, 2009
J. Michael Hagan*

	Trustee	August 19, 2009
Richard M. Weil***

	Trustee	August 19, 2009
Ronald C. Parker****

	President	August 19, 2009
Brent R. Harris**	(Principal Executive Officer)

	Treasurer	August 19, 2009
John P. Hardaway*	(Principal Financial and Accounting Officer)

*By:	/s/ ROBERT W. HELM
Robert W. Helm
as attorney-in-fact

*	Pursuant to power of attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-155395 on May 5, 2009.
**	Pursuant to power of attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-155395 on May 5, 2009.
***	Pursuant to power of attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-155395 on May 5, 2009.
****	Pursuant to power of attorney filed with Post-Effective Amendment No. 4 to Registration Statement No. 33-155395 on August 17, 2009.

EXHIBIT LIST

(a)(2)	Schedule A to the Declaration of Trust of Registrant dated August 11, 2009

(d)(2)	Supplement to Investment Management Agreement relating to PIMCO 0-1 Year U.S. Treasury Index Fund, PIMCO 1-5 Year U.S. TIPS Index Fund, PIMCO 3-7 Year U.S. Treasury Index Fund, PIMCO 7-15 Year U.S. Treasury Index Fund, PIMCO 15+ Year U.S. TIPS Index Fund, PIMCO 15+ Year U.S. Treasury Index Fund, PIMCO 20+ Year Zero Coupon U.S. Treasury Index Fund, PIMCO Broad U.S. TIPS Index Fund, PIMCO Enhanced Short Maturity Strategy Fund, PIMCO Government Limited Maturity Strategy Fund, PIMCO Intermediate Municipal Bond Strategy Fund, PIMCO Prime Limited Maturity Strategy Fund and PIMCO Short Term Municipal Bond Strategy Fund dated August 11, 2009

(g)(2)	Form of Appendix A to Custody and Investment Accounting Agreement dated August 11, 2009

(h)(1)	Form of Authorized Participant Agreement

(h)(4)	Form of Amended Schedule A to Transfer Agency and Service Agreement dated August 11, 2009

(h)(6)	Amended Schedule A to Expense Limitation and Reimbursement Agreement dated August 11, 2009

(h)(9)	Form of Fee and Expense Limitation Agreement relating to PIMCO Government Limited Maturity Strategy Fund and PIMCO Prime Limited Maturity Short Strategy Fund dated August 11, 2009

(i)	Opinion and Consent of Counsel

(j)	Consent of Independent Registered Public Accounting Firm